UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-03706

AMERICAN CENTURY CALIFORNIA TAX-FREE AND MUNICIPAL FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	08-31

Date of reporting period:	11-30-2017

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
California High-Yield Municipal Fund
November 30, 2017

California High-Yield Municipal - Schedule of Investments
NOVEMBER 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 100.0%
California — 98.9%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/30	2,400,000	2,764,848
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/37	2,000,000	2,213,940
ABC Unified School District GO, Capital Appreciation, 0.00%, 8/1/21 (NATL)(1)	1,000,000	931,810
Alameda Community Facilities District Special Tax, 5.00%, 9/1/42	1,250,000	1,375,100
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/26	2,000,000	2,314,000
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/27 (AGM)	2,000,000	2,304,540
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	1,500,000	1,706,100
Antelope Valley Healthcare District Rev., 5.00%, 3/1/26	5,000,000	5,431,900
Antelope Valley Healthcare District Rev., 5.00%, 3/1/46	5,000,000	5,251,050
Atwater Wastewater Rev., 5.00%, 5/1/40 (AGM)	1,200,000	1,382,676
Atwater Wastewater Rev., 5.00%, 5/1/43 (AGM)	1,000,000	1,149,590
Bay Area Toll Authority Rev., VRDN, 1.66%, 12/7/17, resets weekly off the MUNIPSA plus 0.70%	1,450,000	1,456,945
Bay Area Toll Authority Rev., VRDN, 2.06%, 12/7/17, resets weekly off the MUNIPSA plus 1.10%	2,500,000	2,565,350
Bay Area Toll Authority Rev., VRDN, 2.21%, 12/7/17, resets weekly off the MUNIPSA plus 1.25%	1,000,000	1,029,700
Beaumont Unified School District GO, Capital Appreciation, 0.00%, 8/1/40 (AGM)(1)	2,000,000	816,920
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/21 (AGM)(1)	1,190,000	1,109,651
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/22 (AGM)(1)	1,220,000	1,106,869
Berryessa Union School District GO, Capital Appreciation, 0.00%, 8/1/23 (AGM)(1)	1,000,000	884,540
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(1)	22,520,000	2,556,245
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	2,000,000	2,034,360
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.65%, 6/1/41	1,500,000	1,512,345
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/25	715,000	854,539
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31 (GA: Brandman University)	1,820,000	1,997,832
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/30	575,000	679,202
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/31	650,000	762,541
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/32	500,000	584,345
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/33	575,000	668,426
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/34	1,250,000	1,447,587
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/35	1,250,000	1,439,912
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/34	1,000,000	1,162,320
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 4.00%, 3/1/24	2,250,000	2,492,235
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 4.00%, 3/1/25	250,000	279,265
California Health Facilities Financing Authority Rev., (Children's Hospital Los Angeles), 5.00%, 8/15/47	3,215,000	3,665,261
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/26	1,020,000	1,154,344
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	445,000	503,540
California Health Facilities Financing Authority Rev., (Scripps Health Obligated Group), 5.50%, 10/1/20	1,500,000	1,550,580
California Infrastructure & Economic Development Bank Rev., (Colburn School), VRDN, 1.97%, 12/7/17, resets weekly off the MUNIPSA plus 1.00%	2,190,000	2,199,067
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRDN, 2.68%, 12/7/17, resets weekly off 70% of the 1-month LIBOR plus 1.75%	1,000,000	1,001,500
California Mobilehome Park Financing Authority Rev., (Millennium Housing of California), 5.50%, 12/15/41	2,000,000	2,002,220
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	1,860,000	2,020,034
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/25	1,210,000	1,437,928

California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/26	355,000	426,440
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,906,030
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/20	600,000	653,046
California Municipal Finance Authority Rev., (Caritas Affordable Housing, Inc.), 5.00%, 8/15/22	360,000	408,787
California Municipal Finance Authority Rev., (Chevron Corp.), VRDN, 0.83%, 12/1/17, resets daily off the remarketing agent (GA: Chevron Corp.)	2,700,000	2,700,000
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	1,000,000	1,187,270
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46	3,615,000	4,023,314
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(2)	625,000	638,619
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(2)	1,400,000	1,344,224
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(2)	2,100,000	2,079,798
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/42	1,750,000	1,974,105
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/47	3,000,000	3,355,590
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/42	3,500,000	4,009,635
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/24	1,000,000	1,141,340
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/25	1,000,000	1,152,770
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/26	500,000	581,045
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/35	350,000	387,846
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/40	500,000	549,840
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/44	300,000	329,130
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/47	1,600,000	1,786,704
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.125%, 7/1/35(2)	905,000	958,332
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(2)	1,400,000	1,494,038
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	950,000	1,071,391
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,750,000	1,916,600
California Pollution Control Financing Authority Rev., (Poseidon Resources Channelside LP), 5.00%, 11/21/45(2)	3,125,000	3,140,656
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/47	3,500,000	3,860,500
California Public Finance Authority Rev., (Keck Graduate Institute of Applied Life Sciences), 5.00%, 7/1/47(2)	2,965,000	3,235,823
California School Finance Authority Rev., (52nd & Crenshaw LLC), 6.00%, 10/1/49	700,000	760,207
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31	4,000,000	4,466,600
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(2)	5,000,000	5,474,250
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/27(2)	500,000	566,990
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/28(2)	1,285,000	1,454,003
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/29(2)	795,000	898,978
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/30(2)	400,000	450,860
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/31(2)	500,000	562,615
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(2)	1,000,000	1,097,950
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(2)	1,000,000	1,088,050
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(2)	2,525,000	2,579,767
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(2)	1,500,000	1,548,090
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/46(2)	4,630,000	4,805,107
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 5.00%, 6/1/51(2)	2,000,000	2,062,800
California School Finance Authority Rev., (Encore Education Obligated Group), 5.00%, 6/1/42(2)	2,010,000	2,001,558
California School Finance Authority Rev., (Encore Education Obligated Group), 5.00%, 6/1/52(2)	2,190,000	2,144,163
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(2)	3,500,000	3,771,810
California School Finance Authority Rev., (Kepler Education, Inc.), 5.75%, 5/1/37(2)	1,050,000	1,069,016
California School Finance Authority Rev., (Kepler Education, Inc.), 5.875%, 5/1/47(2)	1,425,000	1,450,151
California School Finance Authority Rev., (Kipp Schools), 4.125%, 7/1/24	455,000	489,971
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/34	500,000	567,555

California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/37(2)	1,180,000	1,348,716
California School Finance Authority Rev., (Kipp Schools), 5.125%, 7/1/44	700,000	787,262
California School Finance Authority Rev., (Kipp Schools), 5.00%, 7/1/45(2)	1,650,000	1,868,410
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/21(2)	1,215,000	1,281,363
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(2)	500,000	541,245
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/31(2)	870,000	932,083
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/36(2)	1,000,000	1,057,310
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/46(2)	2,100,000	2,176,965
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(2)	1,000,000	1,120,250
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/47(2)	1,870,000	2,088,472
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 4.30%, 6/1/53(2)	1,250,000	1,259,700
California State Public Works Board Rev., 5.00%, 4/1/25	1,500,000	1,699,500
California State Public Works Board Rev., 5.75%, 10/1/31	1,000,000	1,137,400
California State Public Works Board Rev., 5.00%, 12/1/31	975,000	1,081,538
California State Public Works Board Rev., 5.00%, 4/1/37	5,465,000	6,059,483
California State Public Works Board Rev., 5.00%, 11/1/38	2,350,000	2,666,639
California State Public Works Board Rev., 5.00%, 9/1/39	7,000,000	7,958,300
California Statewide Communities Development Authority Rev., (899 Charleston LLC), 5.25%, 11/1/44(2)	1,500,000	1,600,020
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/35	1,785,000	2,040,076
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/43 (GA: American Baptist Homes Foundation)	1,200,000	1,288,032
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/45	2,400,000	2,634,120
California Statewide Communities Development Authority Rev., (Be.group), 7.25%, 11/15/41(2)	2,500,000	2,734,800
California Statewide Communities Development Authority Rev., (California Baptist University), 3.00%, 11/1/22(2)	2,000,000	2,005,740
California Statewide Communities Development Authority Rev., (California Baptist University), 3.50%, 11/1/27(2)	2,630,000	2,662,928
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/32(2)	2,990,000	3,336,182
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/41(2)	4,450,000	4,871,949
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 3.50%, 5/15/36	5,235,000	5,055,021
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/40	1,000,000	1,142,630
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/34	1,500,000	1,705,965
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/44	2,760,000	3,099,977
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/30	1,250,000	1,358,713
California Statewide Communities Development Authority Rev., (Episcopal Communities & Services for Seniors), 5.00%, 5/15/42	1,500,000	1,642,320
California Statewide Communities Development Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/43 (AGM)	1,000,000	1,130,050
California Statewide Communities Development Authority Rev., (Independence Support LLC), 7.00%, 6/1/45	7,000,000	5,870,060
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 0.94%, 12/6/17, resets weekly off the remarketing agent	2,300,000	2,300,000
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(2)	3,500,000	3,675,280
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(2)	2,000,000	2,283,400
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/29(2)	3,155,000	3,536,976
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(2)	1,000,000	1,095,490
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(2)	1,700,000	1,846,880

California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	5,000,000	5,476,800
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(2)	9,900,000	10,702,791
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	4,605,000	5,078,716
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/56(2)	10,250,000	11,177,830
California Statewide Communities Development Authority Rev., (Los Angeles Jewish Home for the Aging Obligated Group), 3.00%, 8/1/21 (California Mortgage Insurance) (GA: Jewish Home Foundation)	215,000	215,254
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 4.00%, 10/1/41	6,500,000	6,620,835
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRDN, 1.375%, 4/2/18, resets off the remarketing agent	4,350,000	4,351,174
California Statewide Communities Development Authority Special Assessment, 2.70%, 9/2/22	345,000	348,526
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/23	355,000	362,714
California Statewide Communities Development Authority Special Assessment, 3.00%, 9/2/24	365,000	370,574
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/35	1,920,000	2,108,333
California Statewide Communities Development Authority Special Assessment, 5.00%, 9/2/45	3,810,000	4,146,004
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/36	1,000,000	1,107,330
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	4,515,000	5,028,852
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/45	1,500,000	1,648,155
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/47	1,650,000	1,807,047
Capistrano Unified School District Special Tax, 3.20%, 9/1/44	1,630,000	1,421,849
Capistrano Unified School District Special Tax, 4.00%, 9/1/46	3,000,000	3,018,540
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/29 (AGM)	1,250,000	1,433,938
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/30 (AGM)	1,315,000	1,500,731
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/31 (AGM)	1,380,000	1,567,694
Corona-Norco Unified School District Special Tax, 4.00%, 9/1/45	2,000,000	2,051,900
Del Mar Race Track Authority Rev., 5.00%, 10/1/29	1,010,000	1,132,038
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	2,000,000	2,196,340
Dixon Special Tax, 5.00%, 9/1/45	4,780,000	5,188,021
Duarte Unified School District GO, Capital Appreciation, 0.00%, 11/1/23 (AGM)(1)	1,150,000	1,011,138
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/37	1,150,000	1,296,361
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/47	2,840,000	3,134,622
East Garrison Public Finance Authority Special Tax, 5.00%, 9/1/46	1,250,000	1,386,113
Eastern Municipal Water District Special Tax, 5.00%, 9/1/36	3,575,000	3,910,335
El Dorado County Special Tax, 5.00%, 9/1/27	1,055,000	1,217,016
El Dorado County Special Tax, 5.00%, 9/1/29	1,225,000	1,394,932
El Dorado County Special Tax, 5.00%, 9/1/30	1,325,000	1,502,311
El Dorado County Special Tax, 5.00%, 9/1/31	1,280,000	1,446,080
El Dorado County Special Tax, 5.00%, 9/1/32	1,355,000	1,523,142
El Dorado County Special Tax, 4.00%, 9/1/46	2,350,000	2,356,768
Elk Grove Finance Authority Special Tax, 4.00%, 9/1/22	1,310,000	1,414,355
Elk Grove Finance Authority Special Tax, 4.00%, 9/1/24	1,705,000	1,852,789
Elk Grove Finance Authority Special Tax, 4.00%, 9/1/26	2,140,000	2,339,576
Elk Grove Finance Authority Special Tax, 5.00%, 9/1/46	3,500,000	3,878,350
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	590,000	682,949
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AGM)	1,000,000	1,144,840
Escondido Joint Powers Financing Authority Rev., 5.00%, 9/1/31	1,355,000	1,507,221
Folsom Ranch Financing Authority Special Tax, 5.00%, 9/1/47	3,075,000	3,308,023
Fontana Special Tax, 5.00%, 9/1/46	1,000,000	1,103,740
Foothill-De Anza Community College District GO, Capital Appreciation, 0.00%, 8/1/21 (NATL)(1)	3,000,000	2,804,550

Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	4,000,000	4,826,200
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	27,500,000	32,718,675
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/24(3)	2,200,000	1,941,588
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,000,000	2,046,840
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23, resets off the remarketing agent	3,750,000	4,268,812
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/40	3,000,000	3,298,440
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	2,190,440
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	1,500,000	1,749,825
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25	1,000,000	1,180,310
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26	1,000,000	1,184,320
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	1,500,000	1,727,040
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	1,545,000	1,805,533
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/33	2,945,000	2,944,941
Golden State Tobacco Securitization Corp. Rev., 5.30%, 6/1/37	7,000,000	7,059,920
Golden State Tobacco Securitization Corp. Rev., 5.125%, 6/1/47	17,900,000	17,900,000
Golden State Tobacco Securitization Corp. Rev., 5.75%, 6/1/47	4,705,000	4,740,287
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/47(1)	20,000,000	2,596,800
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/34	350,000	386,134
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/39	2,100,000	2,288,622
Hesperia Special Tax, 5.00%, 9/1/29	1,060,000	1,184,370
Hesperia Special Tax, 5.00%, 9/1/35	2,690,000	2,952,329
Hesperia Public Financing Authority Tax Allocation, 5.50%, 9/1/32 (XLCA)	3,000,000	3,005,010
Hesperia Public Financing Authority Tax Allocation, 5.50%, 9/1/37 (XLCA)	2,025,000	2,028,260
Huntington Beach Community Facilities District Special Tax, 5.375%, 9/1/33	1,700,000	1,889,618
Independent Cities Finance Authority Rev., (Augusta Communities LLC), 5.00%, 5/15/39	2,500,000	2,655,700
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 5.00%, 9/15/36	1,000,000	1,066,680
Independent Cities Finance Authority Rev., (Millennium Housing Corp.), 5.00%, 9/15/36	1,500,000	1,592,880
Independent Cities Finance Authority Rev., (Millennium Housing LLC), 6.75%, 8/15/46	2,500,000	2,828,600
Independent Cities Finance Authority Rev., (Millennium Housing LLC), 5.00%, 10/15/47	4,000,000	4,282,680
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,255,188
Irvine Special Assessment, 5.00%, 9/2/24	700,000	777,805
Irvine Special Assessment, 5.00%, 9/2/26	600,000	665,274
Irvine Special Assessment, 5.00%, 9/2/29	700,000	769,846
Irvine Special Assessment, 5.00%, 9/2/30	350,000	384,150
Irvine Special Assessment, 5.00%, 9/2/42	1,500,000	1,651,395
Irvine Special Assessment, VRDN, 0.89%, 12/1/17, resets daily off the remarketing agent (LOC: U.S. Bank N.A.)	4,000,000	4,000,000
Irvine Special Assessment, VRDN, 0.89%, 12/1/17, resets daily off the remarketing agent (LOC: State Street Bank & Trust Co.)	800,000	800,000
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,088,710
Irvine Special Tax, 5.00%, 9/1/44	500,000	544,040
Irvine Special Tax, 4.00%, 9/1/45	7,500,000	7,599,150
Irvine Special Tax, 5.00%, 9/1/49	4,500,000	4,818,240
Irvine Unified School District Special Tax, 5.00%, 9/1/29	550,000	637,764
Irvine Unified School District Special Tax, 5.00%, 9/1/29	700,000	814,261
Irvine Unified School District Special Tax, 5.00%, 9/1/31	420,000	482,824
Irvine Unified School District Special Tax, 5.00%, 9/1/34	500,000	569,850
Irvine Unified School District Special Tax, 6.70%, 9/1/35	515,000	562,699
Irvine Unified School District Special Tax, 5.00%, 3/1/57	3,500,000	3,936,170
Jurupa Community Services District Special Tax, 5.00%, 9/1/37	250,000	268,048
Jurupa Community Services District Special Tax, 5.00%, 9/1/40	1,605,000	1,757,026

Jurupa Community Services District Special Tax, 5.00%, 9/1/42	1,000,000	1,069,470
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/42	1,000,000	1,129,670
Jurupa Unified School District Special Tax, 3.625%, 9/1/42(4)	1,300,000	1,233,635
Jurupa Unified School District Special Tax, 4.00%, 9/1/47(4)	1,000,000	1,003,960
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/36	1,100,000	1,162,821
Lake Elsinore Special Tax, 4.00%, 9/1/46	4,480,000	4,535,910
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/34	535,000	592,614
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/40	2,380,000	2,647,441
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/42(4)	600,000	607,692
Lake Elsinore Unified School District Community Facilities District Special Tax, 4.00%, 9/1/47(4)	900,000	907,902
Lammersville Joint Unified School District Special Tax, 5.00%, 9/1/27	450,000	530,514
Lammersville Joint Unified School District Special Tax, 5.00%, 9/1/28	505,000	588,355
Lammersville Joint Unified School District Special Tax, 5.00%, 9/1/30	1,300,000	1,493,284
Lammersville Joint Unified School District Special Tax, 5.00%, 9/1/32	1,510,000	1,711,525
Lammersville Joint Unified School District Special Tax, 6.00%, 9/1/43	1,250,000	1,460,712
Lammersville Joint Unified School District Special Tax, 5.00%, 9/1/47	3,750,000	4,194,300
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,150,000	1,466,664
Long Beach Marina System Rev., 5.00%, 5/15/45	5,245,000	5,778,416
Los Alamitos Unified School District COP, Capital Appreciation, 0.00%, 8/1/24(3)	1,300,000	1,171,833
Los Angeles Community Facilities District Special Tax, 6.40%, 9/1/22	755,000	757,084
Los Angeles County COP, 5.00%, 3/1/23	1,000,000	1,151,780
Los Angeles County Schools COP, 4.00%, 6/1/18 (AGM)	1,650,000	1,671,763
Los Angeles County Schools COP, 5.00%, 6/1/19 (AGM)	1,200,000	1,259,724
Los Angeles County Schools COP, 5.00%, 6/1/20 (AGM)	1,305,000	1,411,619
Los Angeles County Schools COP, 5.00%, 6/1/21 (AGM)	1,895,000	2,103,393
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/30	3,500,000	4,055,275
Los Angeles Department of Water & Power Rev., VRDN, 0.84%, 12/1/17, resets daily off the remarketing agent (SBBPA: Bank of America N.A.)	8,400,000	8,400,000
Los Angeles Unified School District COP, 5.00%, 10/1/29	350,000	398,055
Los Angeles Unified School District GO, 5.00%, 7/1/18	3,335,000	3,408,337
Los Angeles Unified School District GO, 5.00%, 7/1/30	1,155,000	1,358,130
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup, Inc.)	1,700,000	2,429,929
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup, Inc.)	4,000,000	5,678,640
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/24	1,200,000	1,387,440
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/26	755,000	873,837
Menifee Union School District Public Financing Authority Special Tax, 4.00%, 9/1/27	420,000	453,936
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/28	325,000	371,040
Modesto Irrigation District COP, 6.00%, 10/1/39	2,120,000	2,245,228
Moorpark Rev., (Villa del Arroyo Moorpark LLC), 6.50%, 5/15/41	4,000,000	4,466,600
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/42	655,000	725,773
Murrieta Community Facilities District Special Tax, 5.00%, 9/1/46	825,000	911,295
Murrieta Financing Authority Special Tax, 5.00%, 9/1/31	1,735,000	1,889,623
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/23	2,530,000	2,886,603
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/30	1,735,000	1,977,102
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,915,000	2,172,816
Murrieta Valley Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/32	1,155,000	1,303,926
Napa Special Tax, 4.00%, 9/1/25(4)	155,000	168,301
Napa Special Tax, 4.00%, 9/1/26(4)	365,000	396,069
Napa Special Tax, 4.00%, 9/1/33(4)	315,000	330,010
Napa Special Tax, 4.00%, 9/1/34(4)	400,000	417,372

Napa Special Tax, 4.00%, 9/1/42(4)	2,270,000	2,325,138
Napa Special Tax, 4.00%, 9/1/47(4)	4,070,000	4,119,003
Norman Y Mineta San Jose International Airport SJC Rev., 5.25%, 3/1/34	2,605,000	2,879,749
Northern California Power Agency Rev., 5.00%, 7/1/31	1,090,000	1,228,201
Northern Inyo County Local Hospital District Rev., 3.875%, 12/1/27	1,675,000	1,666,072
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	451,191
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/41	1,000,000	1,111,280
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/46	1,000,000	1,107,310
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/42	1,000,000	1,094,000
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/47	500,000	545,740
Ontario Community Facilities District No. 31 Special Tax, 5.00%, 9/1/42	1,050,000	1,150,832
Orange Community Facilities District Special Tax, 5.00%, 10/1/40 (AGM)	2,000,000	2,263,640
Orange County Community Facilities District Special Tax, 5.25%, 8/15/45	4,000,000	4,505,920
Orange County Community Facilities District Special Tax, 5.00%, 8/15/46	10,000,000	11,139,700
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	2,095,000	2,388,195
Oxnard Financing Authority Rev., 5.00%, 6/1/34 (AGM)	2,750,000	3,126,062
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/22 (BAM)	400,000	457,300
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/24 (BAM)	475,000	561,816
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/25 (BAM)	850,000	1,018,181
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/26 (BAM)	600,000	727,638
Palm Springs Financing Authority Rev., 5.00%, 6/1/35	4,000,000	4,427,760
Palomar Health Rev., 5.00%, 11/1/27	2,005,000	2,311,304
Palomar Health Rev., 5.00%, 11/1/30	3,000,000	3,405,660
Palomar Health Rev., 5.00%, 11/1/31	2,125,000	2,403,545
Palomar Health Rev., 5.00%, 11/1/36	6,250,000	6,946,812
Palomar Health Rev., 4.00%, 11/1/39	8,875,000	8,849,085
Palomar Health Rev., 5.00%, 11/1/39	3,170,000	3,505,069
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/26	1,090,000	1,257,391
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/27	1,000,000	1,160,480
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/30	1,325,000	1,510,102
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/34	1,555,000	1,741,958
Perris Union High School District Special Tax, 5.00%, 9/1/41	4,750,000	5,240,390
Pleasant Valley School District/Ventura County GO, 5.85%, 8/1/31 (NATL)	4,835,000	6,051,679
Poway Unified School District Special Tax, 3.375%, 9/1/42	2,475,000	2,269,847
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/34	1,000,000	1,105,190
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/35	1,000,000	1,101,610
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/36	1,250,000	1,375,238
Rancho Cordova Special Tax, 4.00%, 9/1/22	400,000	428,512
Rancho Cordova Special Tax, 4.00%, 9/1/23	650,000	701,467
Rancho Cordova Special Tax, 4.00%, 9/1/24	500,000	540,765
Rancho Cordova Special Tax, 4.00%, 9/1/26	1,000,000	1,081,960
Rancho Cordova Special Tax, 4.00%, 9/1/27	425,000	455,422
Rancho Cordova Special Tax, 4.00%, 9/1/29	1,280,000	1,352,486
Rancho Cordova Special Tax, 4.00%, 9/1/31	1,350,000	1,412,843
Rancho Cordova Special Tax, 4.00%, 9/1/37	3,000,000	3,071,070
Rancho Cordova Special Tax, 5.00%, 9/1/40	1,195,000	1,309,636
Rancho Cordova Special Tax, 5.00%, 9/1/45	1,250,000	1,364,613
Redding Electric System Rev., 5.00%, 6/1/21	400,000	444,564
Redding Electric System Rev., 5.00%, 6/1/23	740,000	859,096

Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (Ambac)(1)	3,405,000	2,390,685
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/35	2,550,000	2,800,282
Rio Elementary School District Community Facilities District Special Tax, 5.50%, 9/1/39	1,785,000	1,978,922
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	3,500,000	3,749,445
River Islands Public Financing Authority Special Tax, 5.50%, 9/1/45	5,000,000	5,345,200
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/30	1,035,000	1,121,526
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/35	2,520,000	2,698,492
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/40	2,250,000	2,475,427
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/42	3,000,000	3,186,810
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/42	1,110,000	1,231,856
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/44	2,735,000	3,003,194
Riverside County Community Facilities Districts Special Tax, 5.00%, 9/1/45	540,000	597,883
Riverside County Public Financing Authority Tax Allocation, 4.00%, 10/1/36 (BAM)	2,500,000	2,632,075
Riverside County Transportation Commission Rev., 5.25%, 6/1/39	800,000	924,224
Riverside County Transportation Commission Rev., 5.75%, 6/1/44	500,000	561,335
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(1)	2,000,000	693,480
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(1)	3,320,000	1,095,168
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(1)	5,000,000	1,568,450
Riverside Sewer Rev., 5.00%, 8/1/40	2,000,000	2,267,420
Romoland School District Special Tax, 5.00%, 9/1/35	4,685,000	5,197,961
Romoland School District Special Tax, 5.00%, 9/1/38	2,900,000	3,200,875
Romoland School District Special Tax, 5.00%, 9/1/41	1,250,000	1,400,288
Romoland School District Special Tax, 5.00%, 9/1/43	2,640,000	2,849,933
Roseville Special Tax, 5.00%, 9/1/32(2)	1,265,000	1,383,252
Roseville Special Tax, 5.00%, 9/1/37	1,250,000	1,359,325
Roseville Special Tax, 5.00%, 9/1/38	1,650,000	1,825,758
Roseville Special Tax, 5.00%, 9/1/44	1,650,000	1,761,639
Roseville Special Tax, 5.00%, 9/1/47(2)	6,500,000	6,965,530
Roseville Natural Gas Financing Authority Rev., 5.00%, 2/15/27 (GA: Merrill Lynch & Co.)	5,000,000	5,811,450
Sacramento Special Tax, 5.00%, 9/1/41	1,900,000	2,090,399
Sacramento Special Tax, 5.00%, 9/1/46	2,250,000	2,466,630
Sacramento Special Tax, 5.00%, 9/1/47(2)	1,900,000	2,012,575
Sacramento County Special Tax, 5.00%, 9/1/29(4)	1,000,000	1,155,550
Sacramento County Special Tax, 5.00%, 9/1/30(4)	1,170,000	1,345,640
Sacramento County Special Tax, 5.00%, 9/1/31(4)	1,355,000	1,552,315
Sacramento County Special Tax, 5.00%, 9/1/32(4)	665,000	760,055
Sacramento County Special Tax, 5.00%, 9/1/35(4)	2,335,000	2,647,960
Sacramento County Special Tax, 5.00%, 9/1/40	2,350,000	2,598,465
Sacramento County Special Tax, 5.00%, 9/1/40(4)	3,000,000	3,378,240
Sacramento County Special Tax, 5.00%, 9/1/45	4,700,000	5,211,783
Sacramento County Special Tax, 5.00%, 9/1/46	3,385,000	3,710,908
Sacramento County Airport System Rev., 6.00%, 7/1/35	4,000,000	4,106,120
Sacramento Transportation Authority Rev., 5.00%, 10/1/24	1,055,000	1,223,557
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 2.00%, 12/1/17 (AGM)	2,675,000	2,675,000
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/21 (AGM)	3,900,000	4,383,405
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/23 (AGM)	2,425,000	2,836,838
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	9,350,000	10,898,734
San Clemente Special Tax, 5.00%, 9/1/46	7,665,000	8,335,381
San Bernardino County Special Tax, 5.00%, 9/1/33	3,000,000	3,330,750

San Bernardino County Special Tax, 4.00%, 9/1/42(4)	700,000	714,112
San Bernardino County Special Tax, 4.00%, 9/1/48(4)	1,000,000	1,013,640
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	835,000	1,000,489
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/26	525,000	623,611
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	725,000	836,875
San Diego Special Tax, 5.00%, 9/1/37	985,000	1,086,810
San Diego Association of Governments South Bay Expressway Rev., 5.00%, 7/1/31	2,000,000	2,413,920
San Diego Association of Governments South Bay Expressway Rev., 5.00%, 7/1/33	1,550,000	1,850,436
San Diego Association of Governments South Bay Expressway Rev., 5.00%, 7/1/37	2,000,000	2,363,580
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/24	300,000	352,092
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/25	955,000	1,117,503
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/26	500,000	584,500
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/43	2,500,000	2,851,250
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	1,500,000	1,700,745
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/30	2,000,000	2,268,420
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/21	390,000	436,905
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	545,000	624,712
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	650,000	761,027
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	700,000	834,729
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	866,603
San Francisco City & County Redevelopment Agency Special Tax, Capital Appreciation, 0.00%, 8/1/43(1)	5,500,000	1,364,000
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/33	780,000	899,418
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/43	1,000,000	1,135,360
San Gorgonio Memorial Health Care District GO, 4.00%, 8/1/18	515,000	523,940
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/20	1,000,000	1,081,590
San Gorgonio Memorial Health Care District GO, 5.00%, 8/1/21	275,000	303,958
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/28	1,080,000	1,246,752
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/29	1,165,000	1,337,152
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/32	450,000	506,930
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/33	1,280,000	1,456,512
San Jacinto Community Facilities District Special Tax, 5.00%, 9/1/34	335,000	379,284
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	6,000,000	6,732,180
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/25 (NATL)(1)	3,090,000	2,515,940
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NATL)(1)	165,000	112,697
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NATL)(1)	16,000,000	9,982,400
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NATL)(1)	290,000	173,092
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NATL)(1)	1,335,000	662,000
San Mateo Special Tax, 6.00%, 9/1/42	500,000	556,690
San Mateo Special Tax, 5.50%, 9/1/44	2,250,000	2,454,142
Santa Barbara Secondary High School District GO, 0.00%, 8/1/36(1)	10,000,000	4,828,800
Santa Cruz County Redevelopment Agency Tax Allocation, 4.00%, 9/1/34 (BAM)	1,000,000	1,066,050
Santa Cruz County Redevelopment Agency Tax Allocation, 4.00%, 9/1/35 (BAM)	900,000	956,610
Santa Cruz County Redevelopment Agency Tax Allocation, 4.00%, 9/1/36 (BAM)	1,350,000	1,428,570
Santa Margarita Water District Special Tax, 5.625%, 9/1/43	1,250,000	1,375,400
Santaluz Community Facilities District No. 2 Special Tax, 5.10%, 9/1/21, Prerefunded at 103% of Par(5)	465,000	512,109
Saugus-Castaic School Facilities Financing Authority Special Tax, 6.00%, 9/1/43	1,475,000	1,672,591
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/41	1,235,000	1,371,245
Saugus/Hart School Facilities Financing Authority Special Tax, 5.00%, 9/1/46	1,245,000	1,377,642
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(1)	32,000,000	11,328,000

Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(1)	5,000,000	1,241,200
Southern California Public Power Authority Rev., 5.25%, 11/1/19 (GA: Goldman Sachs & Co.)	2,445,000	2,607,250
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs & Co.)	3,755,000	4,550,459
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(1)	1,800,000	1,399,248
State of California GO, 5.00%, 11/1/19	5,000,000	5,321,100
State of California GO, 5.25%, 2/1/30	5,000,000	5,692,350
State of California GO, VRN, 1.87%, 12/7/17, resets weekly off the MUNIPSA plus 0.90%	2,000,000	2,000,320
State of California GO, VRN, 1.97%, 12/7/17, resets weekly off the MUNIPSA plus 1.00%	800,000	804,400
State of California GO, VRN, 2.12%, 12/7/17, resets weekly off the MUNIPSA plus 1.15%	960,000	974,112
Stockton Public Financing Authority Rev., 5.00%, 9/1/28 (BAM)	2,215,000	2,566,941
Stockton Public Financing Authority Rev., 5.00%, 9/1/29 (BAM)	1,750,000	2,016,297
Stockton Public Financing Authority Rev., 6.25%, 10/1/40	1,750,000	2,102,555
Stockton Unified School District GO, 5.00%, 8/1/31	4,620,000	5,382,208
Stockton Unified School District GO, 5.00%, 8/1/42 (AGM)	705,000	792,667
Sunnyvale Special Tax, 7.75%, 8/1/32	6,500,000	6,517,680
Tahoe-Truckee Unified School District GO, Capital Appreciation, 0.00%, 8/1/22 (NATL)(1)	2,690,000	2,445,049
Tahoe-Truckee Unified School District GO, Capital Appreciation, 0.00%, 8/1/23 (NATL)(1)	2,220,000	1,968,097
Tejon Ranch Public Facilities Finance Authority Special Tax, 5.00%, 9/1/45	4,000,000	4,369,560
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), 5.50%, 6/1/45	2,000,000	1,999,940
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/45(1)	20,000,000	1,879,200
Tobacco Securitization Authority of Northern California Rev., (Sacramento County Tobacco Securitization Corp.), Capital Appreciation, 0.00%, 6/1/45(1)	25,000,000	3,585,750
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/37	2,250,000	2,255,535
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.125%, 6/1/46	14,120,000	14,140,615
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/46(1)	25,000,000	2,352,250
Tracy Community Facilities District No. 2006-01 Special Tax, 5.75%, 9/1/36	3,105,000	3,106,925
Tracy Public Financing Authority Special Tax, 4.00%, 9/2/18	1,900,000	1,935,435
Tracy Public Financing Authority Special Tax, 5.00%, 9/2/19	2,285,000	2,407,933
Tracy Public Financing Authority Special Tax, 5.00%, 9/2/20	2,100,000	2,260,944
Tulare Sewer Rev., 5.00%, 11/15/22 (AGM)	500,000	575,150
Tulare Sewer Rev., 5.00%, 11/15/24 (AGM)	500,000	597,550
Tulare Sewer Rev., 5.00%, 11/15/25 (AGM)	400,000	485,472
Tustin Community Facilities District Special Tax, 5.00%, 9/1/37	3,330,000	3,661,268
Tustin Community Facilities District Special Tax, 5.00%, 9/1/40	1,100,000	1,220,439
Tustin Community Facilities District Special Tax, 5.00%, 9/1/45	2,200,000	2,431,418
University of California Rev., VRDN, 0.96%, 12/7/17, resets weekly off the remarketing agent	700,000	700,000
Val Verde Unified School District Special Tax, 5.00%, 9/1/37	1,750,000	1,915,375
Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	457,628
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	1,016,810
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	771,128
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	1,037,400
Whittier Rev., (Presbyterian Intercommunity Hospital Obligated Group), 5.00%, 6/1/44	3,500,000	3,867,290
William S Hart Union High School District Special Tax, 5.00%, 9/1/42	1,350,000	1,485,283
William S Hart Union High School District Special Tax, 5.00%, 9/1/47	2,350,000	2,576,258
Woodland Special Tax, 4.00%, 9/1/41	2,750,000	2,794,550
Woodland Special Tax, 4.00%, 9/1/45	2,760,000	2,796,487

Yuba City Unified School District GO, Capital Appreciation, 0.00%, 3/1/25 (NATL)(1)	1,500,000	1,249,425
		1,066,062,351
Guam — 0.8%
Guam Government Rev., 5.125%, 1/1/42	1,000,000	1,053,750
Guam Government Power Authority Rev., 5.00%, 10/1/34	850,000	898,926
Guam Government Waterworks Authority Rev., 5.00%, 7/1/40(4)	3,115,000	3,479,829
Guam Government Waterworks Authority Rev., 5.00%, 1/1/46	3,000,000	3,294,660
		8,727,165
U.S. Virgin Islands — 0.3%
Virgin Islands Public Finance Authority Rev., 5.00%, 9/1/33(2)	2,500,000	2,690,750
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,028,758,230)		1,077,480,266
OTHER ASSETS AND LIABILITIES†		114,936
TOTAL NET ASSETS — 100.0%		$1,077,595,202

NOTES TO SCHEDULE OF INVESTMENTS
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MUNIPSA	-	SIFMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
resets	-	The frequency with which a security’s coupon changes, based on current market conditions or an underlying index.
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

†	Category is less than 0.05% of total net assets.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $124,174,535, which represented 11.5% of total net assets.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(4)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

(5)	Escrowed to maturity in U.S. government securities or state and local government securities.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate clearing corporation.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
California Intermediate-Term Tax-Free Bond Fund
November 30, 2017

California Intermediate-Term Tax-Free Bond - Schedule of Investments
NOVEMBER 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.7%
California — 99.3%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/24	1,000,000	1,171,920
91 Express Lanes Toll Road Rev., 5.00%, 8/15/25	1,000,000	1,170,150
ABAG Finance Authority for Nonprofit Corps. Rev., (Jackson Laboratory), 5.00%, 7/1/18	500,000	510,765
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 6.00%, 8/1/30	3,500,000	4,038,265
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/33	1,450,000	1,641,371
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 6.25%, 8/1/39	1,200,000	1,298,088
ABAG Finance Authority for Nonprofit Corps. Rev., (Sharp Healthcare Obligated Group), 5.00%, 8/1/43	500,000	559,805
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/28 (AGM)	2,640,000	3,202,478
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/31 (AGM)	1,400,000	1,664,964
ABAG Finance Authority for Nonprofit Corps. Special Tax, 5.00%, 9/2/32 (AGM)	500,000	591,815
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/20	3,010,000	3,295,890
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/22	1,000,000	1,162,300
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/24	2,000,000	2,333,100
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/25	500,000	596,550
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	4,000,000	4,559,480
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/37	500,000	568,700
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/32 (NATL)(1)	1,000,000	589,220
Alameda Corridor Transportation Authority Rev., Capital Appreciation, 0.00%, 10/1/35 (NATL)(1)	12,750,000	6,563,572
Alum Rock Union Elementary School District GO, 6.00%, 8/1/39	2,500,000	2,950,250
Anaheim Public Financing Authority Rev., 5.25%, 4/1/19, Prerefunded at 100% of Par(2)	2,500,000	2,623,150
Anaheim Public Financing Authority Rev., 5.00%, 10/1/23	1,200,000	1,383,276
Anaheim Public Financing Authority Rev., 5.00%, 10/1/24	2,275,000	2,615,613
Anaheim Public Financing Authority Rev., 5.00%, 5/1/25	1,000,000	1,181,560
Anaheim Public Financing Authority Rev., 5.00%, 5/1/28	1,100,000	1,291,037
Anaheim Public Financing Authority Rev., 5.00%, 5/1/29	1,250,000	1,463,812
Anaheim Public Financing Authority Rev., 5.00%, 5/1/34	1,360,000	1,574,975
Anaheim Public Financing Authority Rev., 5.375%, 10/1/36	1,000,000	1,109,040
Anaheim Public Financing Authority Rev., 5.00%, 5/1/39	1,550,000	1,775,137
Anaheim Public Financing Authority Rev., 5.00%, 5/1/46	4,200,000	4,749,024
Atwater Wastewater Rev., 5.00%, 5/1/23 (AGM)	510,000	589,749
Atwater Wastewater Rev., 5.00%, 5/1/25 (AGM)	745,000	887,995
Atwater Wastewater Rev., 5.00%, 5/1/27 (AGM)	415,000	505,769
Atwater Wastewater Rev., 5.00%, 5/1/29 (AGM)	700,000	841,337
Atwater Wastewater Rev., 5.00%, 5/1/32 (AGM)	895,000	1,058,472
Bay Area Toll Authority Rev., 5.00%, 4/1/23, Prerefunded at 100% of Par(2)	8,265,000	9,656,909
Bay Area Toll Authority Rev., 5.00%, 4/1/24	1,500,000	1,706,880
Bay Area Toll Authority Rev., 5.00%, 4/1/25	3,500,000	3,979,570
Bay Area Toll Authority Rev., 5.00%, 4/1/28	5,000,000	6,307,700
Bay Area Toll Authority Rev., 5.00%, 4/1/28	7,185,000	8,150,233
Bay Area Toll Authority Rev., 4.00%, 4/1/30	10,000,000	11,091,200
Bay Area Toll Authority Rev., VRDN, 2.00%, 4/1/21, resets off the remarketing agent	2,000,000	2,008,740
Bay Area Toll Authority Rev., 5.00%, 10/1/54	6,500,000	7,378,215
Bay Area Toll Authority Rev., VRDN, 1.66%, 12/7/17, resets weekly off the MUNIPSA plus 0.70%	1,550,000	1,557,424

Bay Area Toll Authority Rev., VRDN, 2.06%, 12/7/17, resets weekly off the MUNIPSA plus 1.10%	3,750,000	3,848,025
Bay Area Toll Authority Rev., VRDN, 2.21%, 12/7/17, resets weekly off the MUNIPSA plus 1.25%	4,000,000	4,118,800
Bay Area Toll Authority Rev., VRDN, 2.10%, 4/1/22, resets off the remarketing agent	12,565,000	12,633,982
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, 0.00%, 8/1/23(3)	1,500,000	1,369,830
Brea Redevelopment Agency Tax Allocation, Capital Appreciation, 0.00%, 8/1/23(3)	1,785,000	1,622,619
California County Tobacco Securitization Agency Rev., (Los Angeles County Securitization Corp.), 5.45%, 6/1/28	4,000,000	4,068,720
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/21	750,000	829,155
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/24	930,000	1,094,359
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/25	285,000	340,621
California Educational Facilities Authority Rev., (Chapman University), 5.00%, 4/1/31 (GA: Brandman University)	1,455,000	1,597,168
California Educational Facilities Authority Rev., (Chapman University), 4.00%, 4/1/47 (GA: Brandman University)	2,750,000	2,910,132
California Educational Facilities Authority Rev., (Claremont Mckenna College), 5.00%, 1/1/32	750,000	883,920
California Educational Facilities Authority Rev., (Harvey Mudd College), 5.25%, 12/1/41	2,000,000	2,243,280
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/25	800,000	946,000
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/27	300,000	362,028
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/28	800,000	958,056
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/47	1,750,000	1,988,560
California Educational Facilities Authority Rev., (Loyola Marymount University), 5.00%, 10/1/30	1,365,000	1,437,987
California Educational Facilities Authority Rev., (Pomona College), 5.00%, 1/1/24	2,100,000	2,180,829
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/18(2)	500,000	506,000
California Educational Facilities Authority Rev., (Santa Clara University), 5.00%, 4/1/18, Prerefunded at 100% of Par(2)	655,000	662,860
California Educational Facilities Authority Rev., (Santa Clara University), 5.25%, 4/1/18, Prerefunded at 100% of Par(2)	1,875,000	1,899,019
California Educational Facilities Authority Rev., (Santa Clara University), 5.625%, 4/1/18, Prerefunded at 100% of Par(2)	4,675,000	4,740,543
California Educational Facilities Authority Rev., (Santa Clara University), 5.625%, 4/1/18, Prerefunded at 100% of Par(2)	325,000	329,664
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/27	275,000	330,033
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/28	250,000	297,738
California Educational Facilities Authority Rev., (University of Redlands), 3.00%, 10/1/29	360,000	365,306
California Educational Facilities Authority Rev., (University of Redlands), 3.00%, 10/1/30	365,000	367,135
California Educational Facilities Authority Rev., (University of Redlands), 3.125%, 10/1/31	295,000	299,216
California Educational Facilities Authority Rev., (University of Redlands), 5.00%, 10/1/32	600,000	702,738
California Educational Facilities Authority Rev., (University of Redlands), 3.25%, 10/1/33	355,000	359,391
California Educational Facilities Authority Rev., (University of San Francisco), 5.00%, 10/1/21	750,000	840,375
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/18, Prerefunded at 100% of Par(2)	2,950,000	3,040,948
California Educational Facilities Authority Rev., (University of Southern California), 5.00%, 10/1/25	1,875,000	2,292,675
California Educational Facilities Authority Rev., (University of the Pacific), 5.00%, 11/1/33	1,500,000	1,707,510
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 4.00%, 3/1/25	1,000,000	1,117,060
California Health Facilities Financing Authority Rev., (Adventist Health System/West Obligated Group), 4.00%, 3/1/39	2,415,000	2,532,466
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 8/15/18	1,000,000	1,026,430
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/22	3,000,000	3,463,980
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/23	2,150,000	2,533,624
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/24	1,450,000	1,737,390
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/26	3,000,000	3,663,180
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/27	6,000,000	7,316,460
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/31	2,700,000	3,237,543
California Health Facilities Financing Authority Rev., (Cedars-Sinai Medical Center), 5.00%, 11/15/32	400,000	477,708
California Health Facilities Financing Authority Rev., (Children's Hospital Los Angeles), 5.00%, 8/15/37	1,000,000	1,148,100
California Health Facilities Financing Authority Rev., (Children's Hospital of Orange County), 6.25%, 11/1/29 (GA: Childern's Healthcare of California)	5,000,000	5,478,900
California Health Facilities Financing Authority Rev., (Dignity Health Obligated Group), 5.00%, 7/1/18(2)	3,000,000	3,064,920

California Health Facilities Financing Authority Rev., (Dignity Health Obligated Group), 6.00%, 7/1/19, Prerefunded at 100% of Par(2)	3,400,000	3,637,762
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/22	500,000	561,445
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/24	1,200,000	1,401,144
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/25	500,000	593,070
California Health Facilities Financing Authority Rev., (El Camino Hospital), 5.00%, 2/1/42	1,000,000	1,147,200
California Health Facilities Financing Authority Rev., (Kaiser Credit Group), 5.00%, 11/1/27	5,000,000	6,230,100
California Health Facilities Financing Authority Rev., (Kaiser Credit Group), 4.00%, 11/1/44	2,000,000	2,102,420
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/25	5,855,000	6,640,038
California Health Facilities Financing Authority Rev., (Lucile Salter Packard Children's Hospital at Stanford Obligated Group), 5.00%, 8/15/43	1,000,000	1,120,050
California Health Facilities Financing Authority Rev., (Northern California Retired Officers Community), 5.70%, 12/1/18, Prerefunded at 100% of Par (Ambac California Mortgage Insurance)(2)	1,455,000	1,519,646
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 6.25%, 10/1/18, Prerefunded at 100% of Par(2)	3,250,000	3,384,810
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	1,000,000	1,043,530
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 6.50%, 10/1/18, Prerefunded at 100% of Par(2)	2,085,000	2,175,760
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.50%, 7/1/29	1,500,000	1,599,690
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.00%, 7/1/37	1,070,000	1,210,759
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.75%, 7/1/39	2,000,000	2,138,760
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), 5.50%, 10/1/39	1,000,000	1,073,790
California Health Facilities Financing Authority Rev., (Providence St. Joseph Health Obligated Group), VRDN, 5.00%, 10/18/22, resets off the remarketing agent	2,200,000	2,496,142
California Health Facilities Financing Authority Rev., (Stanford Health Care Obligated Group), 5.00%, 11/15/25	2,000,000	2,209,600
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/18	1,305,000	1,338,656
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/22	1,650,000	1,849,947
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.25%, 8/15/22	3,335,000	3,427,246
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/28	465,000	557,577
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/29	2,000,000	2,385,340
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/30	1,750,000	2,078,790
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/31	1,500,000	1,775,865
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 11/15/32	2,000,000	2,410,520
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 6.00%, 8/15/42	2,500,000	2,805,425
California Health Facilities Financing Authority Rev., (Sutter Health Obligated Group), 5.00%, 8/15/52	5,150,000	5,795,913
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/27	1,010,000	1,178,650
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/28	1,205,000	1,404,018
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/29	1,000,000	1,162,740
California Infrastructure & Economic Development Bank Rev., (Academy of Motion Picture Arts and Sciences Obligated Group), 5.00%, 11/1/30	1,370,000	1,588,830
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/28	800,000	958,112
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/29	1,250,000	1,486,062
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/30	1,000,000	1,182,750
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 5.00%, 5/1/31	800,000	944,112
California Infrastructure & Economic Development Bank Rev., (Colburn School), VRDN, 1.97%, 12/7/17, resets weekly off the MUNIPSA plus 1.00%	5,310,000	5,331,983
California Infrastructure & Economic Development Bank Rev., (J. Paul Getty Trust), VRDN, 1.33%, 12/1/17, resets monthly off 70% of the 3-month LIBOR plus 0.37%	3,000,000	3,007,410
California Infrastructure & Economic Development Bank Rev., (J. Paul Getty Trust), VRDN, 1.24%, 12/7/17, resets weekly off the MUNIPSA plus 0.28%	2,750,000	2,750,687

California Infrastructure & Economic Development Bank Rev., (J. Paul Getty Trust), VRDN, 1.25%, 12/7/17, resets weekly off the MUNIPSA plus 0.28%	5,000,000	5,002,100
California Infrastructure & Economic Development Bank Rev., (Museum Associates), VRDN, 2.68%, 12/7/17, resets weekly off 70% of the 1-month LIBOR plus 1.75%	4,000,000	4,006,000
California Infrastructure & Economic Development Bank Rev., (Pacific Gas & Electric Co.), VRDN, 0.88%, 12/1/17, resets daily off the remarketing agent (LOC: Union Bank N.A.)	3,100,000	3,100,000
California Infrastructure & Economic Development Bank Rev., (Scripps Research Institute), 4.00%, 7/1/29	1,480,000	1,622,805
California Infrastructure & Economic Development Bank Rev., (Segerstrom Center for the Arts), 5.00%, 7/1/26	8,000,000	9,686,000
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 5.00%, 2/1/24 (GA: Walt & Lilly Disney Foundation)	215,000	253,010
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 5.00%, 2/1/26 (GA: Walt & Lilly Disney Foundation)	750,000	907,275
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 5.00%, 2/1/27 (GA: Walt & Lilly Disney Foundation)	1,000,000	1,198,120
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 5.00%, 2/1/29 (GA: Walt & Lilly Disney Foundation)	700,000	825,580
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 5.00%, 2/1/31 (GA: Walt & Lilly Disney Foundation)	570,000	664,945
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 4.00%, 2/1/33 (GA: Walt & Lilly Disney Foundation)	615,000	655,977
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 4.00%, 2/1/34 (GA: Walt & Lilly Disney Foundation)	500,000	531,090
California Infrastructure & Economic Development Bank Rev., (Walt Disney Family Museum LLC), 4.00%, 2/1/35 (GA: Walt & Lilly Disney Foundation)	500,000	530,350
California Municipal Finance Authority Rev., (Azusa Pacific University), 8.00%, 4/1/21, Prerefunded at 100% of Par(2)	665,000	801,777
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/27	1,165,000	1,350,352
California Municipal Finance Authority Rev., (Azusa Pacific University), 5.00%, 4/1/41	500,000	543,020
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/18	250,000	256,783
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/23	815,000	946,354
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/27	500,000	608,765
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/28	1,040,000	1,263,194
California Municipal Finance Authority Rev., (Biola University, Inc.), 5.00%, 10/1/39	750,000	874,013
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/36(4)	1,000,000	1,093,880
California Municipal Finance Authority Rev., (Channing House), 5.00%, 5/15/35 (California Mortgage Insurance)	1,000,000	1,176,050
California Municipal Finance Authority Rev., (Chevron Corp.), VRDN, 0.83%, 12/1/17, resets daily off the remarketing agent (GA: Chevron Corp.)	700,000	700,000
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/22	1,000,000	1,113,180
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/23	520,000	589,534
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25	1,925,000	2,252,327
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/27	545,000	631,459
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	1,075,000	1,266,748
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/28	735,000	846,404
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	1,000,000	1,170,440
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/29	1,000,000	1,145,960
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/30	1,000,000	1,161,690
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/33	3,940,000	4,505,705
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/40	1,420,000	1,577,478

California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/46	5,000,000	5,564,750
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/47	1,000,000	1,121,780
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/19(2)	605,000	637,440
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.25%, 7/1/20, Prerefunded at 100% of Par(2)	1,760,000	1,919,526
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/24	2,045,000	2,378,744
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/26	1,600,000	1,901,536
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/29	1,100,000	1,289,893
California Municipal Finance Authority Rev., (Emerson College), 5.75%, 1/1/22, Prerefunded at 100% of Par(2)	2,250,000	2,614,005
California Municipal Finance Authority Rev., (Emerson College), 6.00%, 1/1/22, Prerefunded at 100% of Par(2)	3,000,000	3,514,800
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/27	600,000	714,660
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/29	900,000	1,071,009
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/31	1,000,000	1,184,230
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/33	400,000	469,488
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/34	1,000,000	1,168,980
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/35	565,000	655,151
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/36	720,000	832,003
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/37	1,000,000	1,153,020
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 3.00%, 11/1/20	1,000,000	1,019,850
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 3.00%, 11/1/21	1,680,000	1,717,363
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 4.00%, 11/1/22	1,000,000	1,068,390
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.25%, 11/1/36	3,000,000	3,406,110
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/34	300,000	338,334
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 1/1/40	1,000,000	1,095,200
California Municipal Finance Authority Rev., (University of La Verne), 6.25%, 6/1/20, Prerefunded at 100% of Par(2)	1,000,000	1,116,260
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/25	700,000	832,566
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/26	1,000,000	1,195,270
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/28	1,000,000	1,196,070
California Municipal Finance Authority Rev., (University of La Verne), 5.00%, 6/1/43	1,750,000	2,018,485
California Pollution Control Financing Authority Rev., (Poseidon Resources Channelside LP), 5.00%, 11/21/45(4)	985,000	989,935
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/33	500,000	562,800
California Public Finance Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.00%, 10/15/37	1,000,000	1,112,620
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 3.00%, 7/1/19(4)	1,025,000	1,046,740
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 3.00%, 7/1/20(4)	1,115,000	1,144,536
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/46	7,000,000	7,644,490
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/46(4)	1,250,000	1,360,063
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(4)	500,000	541,245
California School Finance Authority Rev., (Rocketship Education Obligated Group), 4.50%, 6/1/27(4)	380,000	396,625
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/34(4)	670,000	712,311
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.125%, 6/1/47(4)	635,000	663,975
California State Public Works Board Rev., 6.00%, 4/1/19, Prerefunded at 100% of Par(2)	2,130,000	2,255,819
California State Public Works Board Rev., 6.25%, 4/1/19, Prerefunded at 100% of Par(2)	2,435,000	2,586,774
California State Public Works Board Rev., 5.75%, 10/1/19, Prerefunded at 100% of Par(2)	2,000,000	2,152,400
California State Public Works Board Rev., 6.375%, 11/1/19, Prerefunded at 100% of Par(2)	2,500,000	2,728,400
California State Public Works Board Rev., 5.00%, 4/1/21	3,000,000	3,313,530
California State Public Works Board Rev., 5.00%, 9/1/22, Prerefunded at 100% of Par(2)	1,000,000	1,149,700
California State Public Works Board Rev., 5.00%, 4/1/23	2,000,000	2,271,360
California State Public Works Board Rev., 5.00%, 9/1/23, Prerefunded at 100% of Par(2)	1,865,000	2,191,338
California State Public Works Board Rev., 5.00%, 11/1/23	1,500,000	1,752,300

California State Public Works Board Rev., 5.00%, 4/1/25	1,800,000	2,039,400
California State Public Works Board Rev., 5.00%, 9/1/25	5,000,000	5,913,800
California State Public Works Board Rev., 5.25%, 12/1/26	3,000,000	3,399,390
California State Public Works Board Rev., 5.00%, 5/1/27	5,000,000	5,925,850
California State Public Works Board Rev., 5.75%, 11/1/29	1,685,000	1,814,223
California State Public Works Board Rev., 5.00%, 4/1/37	6,715,000	7,445,458
California State Public Works Board Rev., 5.00%, 11/1/38	3,900,000	4,425,486
California State University Rev., 5.00%, 11/1/18	1,800,000	1,861,758
California State University Rev., 5.00%, 11/1/19	1,000,000	1,065,590
California State University Rev., 5.00%, 11/1/20	1,250,000	1,374,037
California State University Rev., 5.00%, 11/1/21	1,000,000	1,129,110
California State University Rev., 5.00%, 11/1/24	5,000,000	5,621,300
California State University Rev., 5.00%, 11/1/28	2,000,000	2,463,980
California State University Rev., 5.00%, 11/1/29	1,000,000	1,224,390
California State University Rev., 5.00%, 11/1/30	3,000,000	3,658,980
California State University Rev., 5.00%, 11/1/31	2,900,000	3,517,961
California State University Rev., 5.00%, 11/1/32	1,750,000	2,051,402
California State University Rev., VRDN, 4.00%, 11/1/23, resets off the remarketing agent	4,000,000	4,431,920
California Statewide Communities Development Authority Rev., 5.20%, 1/2/18, Prerefunded at 100% of Par (AGM)(2)	155,000	155,465
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/23	1,190,000	1,364,942
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/24	800,000	935,256
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/25	750,000	890,505
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/26	1,000,000	1,203,210
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/27	1,590,000	1,900,988
California Statewide Communities Development Authority Rev., (Adventist Health System/West Obligated Group), 5.00%, 3/1/35	715,000	817,174
California Statewide Communities Development Authority Rev., (American Baptist Homes of the West Obligated Group), 5.00%, 10/1/45	600,000	658,530
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/21	1,225,000	1,368,950
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/22	2,000,000	2,296,320
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/23	1,000,000	1,169,850
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/24	1,000,000	1,179,280
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/25	1,925,000	2,299,201
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/28	2,050,000	2,441,488
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/29	1,250,000	1,480,350
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/30	1,940,000	2,286,212
California Statewide Communities Development Authority Rev., (CHF-Irvine LLC), 5.00%, 5/15/40	1,200,000	1,371,156
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/22	475,000	536,646
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/23	600,000	690,636
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24	750,000	878,408
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/25	800,000	937,248
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/26	885,000	1,035,928
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/27	1,880,000	2,194,975

California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/34	500,000	568,655
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.00%, 11/1/18	515,000	531,763
California Statewide Communities Development Authority Rev., (Cottage Health System Obligated Group), 5.25%, 11/1/30	1,000,000	1,086,970
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/24	210,000	244,266
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/25	275,000	324,376
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/26	320,000	380,838
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/27	240,000	288,518
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/28	240,000	285,665
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/29	170,000	201,113
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/30	145,000	169,847
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 5.00%, 4/1/31	125,000	145,641
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 4.00%, 4/1/32	185,000	196,690
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services), 4.00%, 4/1/42	1,250,000	1,293,275
California Statewide Communities Development Authority Rev., (Hebrew Home for Aged Disabled), 3.50%, 11/1/21 (California Mortgage Insurance)	3,000,000	3,104,370
California Statewide Communities Development Authority Rev., (John Muir Health), 5.00%, 7/1/20	2,225,000	2,347,197
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), 5.00%, 4/1/42	8,400,000	9,453,276
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 0.94%, 12/6/17, resets weekly off the remarketing agent	10,900,000	10,900,000
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/21(4)	6,585,000	6,771,026
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 4.00%, 6/1/26(4)	3,000,000	3,106,950
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(4)	5,000,000	5,708,500
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(4)	3,500,000	3,834,215
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.25%, 12/1/44	1,085,000	1,188,466
California Statewide Communities Development Authority Rev., (Los Angeles Jewish Home for the Aging Obligated Group), 3.00%, 8/1/21 (California Mortgage Insurance) (GA: Jewish Home Foundation)	650,000	650,767
California Statewide Communities Development Authority Rev., (Rady Children's Hospital Obligated Group), 5.00%, 8/15/28	860,000	1,067,905
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/21	300,000	328,563
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/22	225,000	250,844
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/23	400,000	452,724
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/28	1,000,000	1,160,750
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/29	600,000	692,412
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/31	870,000	993,131
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 5.00%, 10/1/46	1,500,000	1,672,245
California Statewide Communities Development Authority Rev., (Southern California Edison Co.), VRDN, 1.375%, 4/2/18, resets off the remarketing agent	1,775,000	1,775,479
California Statewide Communities Development Authority Rev., (St. Joseph Health System), 5.125%, 7/1/18, Prerefunded at 100% of Par (NATL)(2)	2,000,000	2,045,300
California Statewide Communities Development Authority Rev., (Trinity Health Corp. Obligated Group), 5.00%, 12/1/41	2,070,000	2,313,018
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/27	875,000	991,288
California Statewide Communities Development Authority Special Tax, 5.00%, 9/1/37	2,225,000	2,453,908
Carson Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/19 (AGM)	800,000	848,264
Carson Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/20 (AGM)	785,000	858,186
Cathedral City Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/28 (AGM)	1,190,000	1,372,189
Chabot-Las Positas Community College District GO, 4.00%, 8/1/19	13,500,000	14,055,120
Chaffey Joint Union High School District GO, 5.00%, 8/1/30	3,125,000	3,616,875
Chaffey Joint Union High School District GO, 5.00%, 8/1/32	1,220,000	1,405,684

Chula Vista Elementary School District COP, 5.00%, 9/1/25 (AGM)	1,290,000	1,561,093
City & County of San Francisco COP, 5.00%, 10/1/19	2,930,000	3,114,971
City & County of San Francisco COP, 5.00%, 4/1/29	2,340,000	2,444,153
City & County of San Francisco GO, 5.00%, 6/15/25	1,880,000	2,195,332
Clovis Sewer Rev., 5.00%, 8/1/36 (BAM)	2,000,000	2,346,000
Clovis Sewer Rev., 5.00%, 8/1/37 (BAM)	1,150,000	1,347,892
Clovis Sewer Rev., 5.00%, 8/1/38 (BAM)	1,020,000	1,193,645
Clovis Unified School District GO, Capital Appreciation, 0.00%, 8/1/24 (NATL)(1)	5,935,000	5,096,741
Contra Costa Transportation Authority Rev., 5.00%, 3/1/29	1,000,000	1,227,340
Contra Costa Transportation Authority Rev., 5.00%, 3/1/30	1,250,000	1,526,012
Contra Costa Transportation Authority Rev., 5.00%, 3/1/31	1,000,000	1,213,390
Del Mar Race Track Authority Rev., 4.00%, 10/1/19	1,275,000	1,329,328
Del Mar Race Track Authority Rev., 4.00%, 10/1/20	1,330,000	1,411,343
Del Mar Race Track Authority Rev., 5.00%, 10/1/35	660,000	724,792
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/29	5,000,000	6,193,350
East Side Union High School District GO, 5.00%, 8/1/25	1,405,000	1,595,574
Eastern Municipal Water District COP, 5.00%, 7/1/18, Prerefunded at 100% of Par(2)	1,000,000	1,021,350
Fontana Special Tax, 4.00%, 9/1/18	740,000	753,246
Fontana Special Tax, 4.00%, 9/1/19	390,000	403,276
Fontana Special Tax, 5.00%, 9/1/20	545,000	587,178
Fontana Special Tax, 5.00%, 9/1/22	520,000	581,225
Fontana Special Tax, 5.00%, 9/1/24	575,000	660,963
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/31(5)	2,345,000	2,845,751
Fontana Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/32(5)	1,195,000	1,444,396
Foothill-Eastern Transportation Corridor Agency Rev., 6.25%, 1/15/33	3,000,000	3,602,040
Foothill-Eastern Transportation Corridor Agency Rev., 6.50%, 1/15/43	500,000	603,275
Foothill-Eastern Transportation Corridor Agency Rev., 5.75%, 1/15/46	1,000,000	1,170,800
Foothill-Eastern Transportation Corridor Agency Rev., 6.00%, 1/15/49	6,250,000	7,436,062
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/24(3)	2,300,000	2,029,842
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/33(1)	750,000	400,755
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(1)	6,070,000	2,070,720
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.00%, 1/15/20, resets off the remarketing agent	5,000,000	5,263,100
Foothill-Eastern Transportation Corridor Agency Rev., VRDN, 5.50%, 1/15/23, resets off the remarketing agent	3,750,000	4,268,812
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/24 (AGM)	1,350,000	1,589,463
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/26 (AGM)	1,650,000	1,984,339
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/28 (AGM)	1,400,000	1,689,464
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/29 (AGM)	1,000,000	1,192,090
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/30 (AGM)	1,350,000	1,598,292
Fresno Joint Powers Financing Authority Rev., 5.00%, 4/1/36 (AGM)	820,000	954,685
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/22 (BAM)	500,000	571,625
Garden Grove Agency Community Development Successor Agency Tax Allocation, 5.00%, 10/1/23 (BAM)	500,000	582,675
Golden State Tobacco Securitization Corp. Rev., 4.00%, 6/1/18	2,885,000	2,924,063
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/19	1,000,000	1,049,770
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/19	1,000,000	1,056,320
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/20	1,000,000	1,078,650
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/20	1,000,000	1,090,680
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/21	1,000,000	1,122,260
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/22	2,070,000	2,335,498
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/23	3,000,000	3,444,000

Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/24	1,000,000	1,166,550
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/25	10,000,000	11,803,100
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/26	1,000,000	1,184,320
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/28	10,000,000	11,767,900
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	6,650,000	7,656,544
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/29	4,000,000	4,674,520
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/30	1,000,000	1,150,240
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/33	1,960,000	1,959,961
Golden State Tobacco Securitization Corp. Rev., 5.125%, 6/1/47	3,840,000	3,840,000
Golden State Tobacco Securitization Corp. Rev., 5.75%, 6/1/47	940,000	947,050
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/25(1)	3,000,000	2,492,340
Grossmont-Cuyamaca Community College District GO, 5.25%, 8/1/27	750,000	886,373
Hayward Area Recreation and Park District COP, 5.125%, 1/1/24, Prerefunded at 100% of Par(2)	2,750,000	3,284,407
Hemet Unified School District COP, 4.00%, 10/1/30 (AGM)	1,260,000	1,369,242
Hemet Unified School District COP, 4.00%, 10/1/31 (AGM)	1,435,000	1,555,913
Hemet Unified School District COP, 4.00%, 10/1/32 (AGM)	1,365,000	1,473,395
Hemet Unified School District COP, 4.00%, 10/1/33 (AGM)	2,810,000	3,019,598
Huntington Beach Union High School District GO, 5.00%, 8/1/26	3,030,000	3,540,434
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/22 (BAM)	350,000	396,939
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/23 (BAM)	1,000,000	1,156,370
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/25 (BAM)	1,500,000	1,789,035
Inglewood Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 5/1/38 (BAM)	500,000	577,440
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,665,000	1,882,782
Inland Valley Development Agency Tax Allocation, 5.00%, 9/1/44	1,765,000	1,935,005
Irvine Rev., VRDN, 0.89%, 12/1/17, resets daily off the remarketing agent (LOC: State Street Bank & Trust Co.)	2,550,000	2,550,000
Irvine Special Assessment, 4.00%, 9/2/18	1,250,000	1,274,525
Irvine Special Assessment, 4.00%, 9/2/19	2,000,000	2,079,040
Irvine Special Assessment, 4.00%, 9/2/19	1,375,000	1,427,649
Irvine Special Assessment, 5.00%, 9/2/26	1,500,000	1,816,455
Irvine Special Assessment, VRDN, 0.89%, 12/1/17, resets daily off the remarketing agent (LOC: U.S. Bank N.A.)	8,400,000	8,400,000
Irvine Special Assessment, VRDN, 0.89%, 12/1/17, resets daily off the remarketing agent (LOC: State Street Bank & Trust Co.)	6,638,000	6,638,000
Irvine Special Assessment, VRDN, 0.89%, 12/1/17, resets daily off the remarketing agent (LOC: State Street Bank & Trust Co.)	8,000,000	8,000,000
Irvine Special Assessment, VRDN, 0.89%, 12/1/17, resets daily off the remarketing agent (LOC: U.S. Bank N.A.)	2,300,000	2,300,000
Irvine Special Assessment, VRDN, 0.89%, 12/1/17, resets daily off the remarketing agent (LOC: State Street Bank & Trust Co.)	6,000,000	6,000,000
Irvine Special Tax, 4.00%, 9/1/26	385,000	418,534
Irvine Special Tax, 4.00%, 9/1/28	1,275,000	1,372,359
Irvine Special Tax, 4.00%, 9/1/30	525,000	559,676
Irvine Special Tax, 5.00%, 9/1/39	1,000,000	1,088,710
Irvine Special Tax, 5.00%, 9/1/49	1,000,000	1,070,720
Irvine Unified School District Special Tax, 5.00%, 9/1/18, Prerefunded at 100% of Par(2)	450,000	462,308
Irvine Unified School District Special Tax, 5.00%, 9/1/21	1,500,000	1,664,835
Irvine Unified School District Special Tax, 5.00%, 9/1/23	1,135,000	1,304,841
Irvine Unified School District Special Tax, 5.00%, 9/1/25	1,330,000	1,564,718
Irvine Unified School District Special Tax, 5.00%, 9/1/26	640,000	757,722
Irvine Unified School District Special Tax, 4.00%, 9/1/36 (AGM)	1,500,000	1,589,640
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/23	625,000	728,050
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/24	680,000	805,684
Jurupa Public Financing Authority Special Tax, 5.00%, 9/1/25	1,000,000	1,177,940

La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/19	1,150,000	1,218,506
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/20	1,045,000	1,142,561
La Quinta Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31	4,265,000	4,936,908
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/20	640,000	687,213
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/21	315,000	345,772
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/22	225,000	251,651
La Verne COP, (Brethren Hillcrest Homes), 5.00%, 5/15/29	635,000	680,155
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/24 (AGM)	435,000	516,262
Lancaster Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/25 (AGM)	600,000	721,074
Long Beach Bond Finance Authority Rev., 5.00%, 11/15/35 (GA: Merrill Lynch & Co.)	1,545,000	1,851,883
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	695,000	886,375
Long Beach Harbor Rev., 5.00%, 11/15/18	5,000,000	5,175,500
Long Beach Marina System Rev., 5.00%, 5/15/23	650,000	750,887
Long Beach Marina System Rev., 5.00%, 5/15/24	1,380,000	1,621,031
Long Beach Marina System Rev., 5.00%, 5/15/25	500,000	591,910
Long Beach Marina System Rev., 5.00%, 5/15/27	800,000	929,808
Long Beach Marina System Rev., 5.00%, 5/15/28	600,000	690,780
Long Beach Marina System Rev., 5.00%, 5/15/40	3,750,000	4,157,362
Los Alamitos Unified School District COP, Capital Appreciation, 0.00%, 8/1/24(3)	3,200,000	2,884,512
Los Angeles Community College District GO, 5.00%, 6/1/26	2,115,000	2,608,260
Los Angeles County COP, 5.00%, 3/1/21	1,195,000	1,318,432
Los Angeles County COP, 5.00%, 3/1/22	1,000,000	1,129,650
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/20	3,000,000	3,268,200
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/21	2,470,000	2,767,042
Los Angeles County Metropolitan Transportation Authority Rev., 5.00%, 7/1/31	1,000,000	1,020,830
Los Angeles County Redevelopment Refunding Authority Redev Agency Successor Agy Tax Allocation, Capital Appreciation, 0.00%, 12/1/19 (AGM)(1)	1,500,000	1,440,285
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/23	2,855,000	3,342,491
Los Angeles County Sanitation Districts Financing Authority Rev., 5.00%, 10/1/26	2,700,000	3,247,101
Los Angeles Department of Airports Rev., 5.00%, 5/15/18	750,000	762,908
Los Angeles Department of Airports Rev., 5.25%, 5/15/18, Prerefunded at 100% of Par(2)	2,120,000	2,158,732
Los Angeles Department of Airports Rev., 5.00%, 5/15/24	3,040,000	3,291,651
Los Angeles Department of Airports Rev., 5.00%, 5/15/26	1,500,000	1,806,450
Los Angeles Department of Airports Rev., 5.00%, 5/15/27	1,280,000	1,532,710
Los Angeles Department of Airports Rev., 5.00%, 5/15/33	1,350,000	1,617,327
Los Angeles Department of Airports Rev., 5.00%, 5/15/34	1,250,000	1,491,750
Los Angeles Department of Airports Rev., 5.00%, 5/15/35	1,500,000	1,783,215
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	3,000,000	3,221,310
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	2,000,000	2,149,040
Los Angeles Department of Water Rev., 5.00%, 7/1/24	1,500,000	1,718,400
Los Angeles Department of Water & Power Power System Rev., 5.00%, 7/1/18	780,000	797,066
Los Angeles Department of Water & Power Power System Rev., 5.00%, 7/1/26	1,000,000	1,142,750
Los Angeles Department of Water & Power Power System Rev., 5.00%, 7/1/26	1,300,000	1,532,622
Los Angeles Department of Water & Power Power System Rev., 5.00%, 7/1/27	6,470,000	7,555,989
Los Angeles Department of Water & Power Power System Rev., 5.25%, 7/1/32	3,535,000	3,618,815
Los Angeles Department of Water & Power Power System Rev., VRDN, 0.85%, 12/1/17, resets daily off the remarketing agent (SBBPA: Bank of America N.A.)	2,600,000	2,600,000
Los Angeles Unified School District COP, 5.00%, 10/1/29	1,700,000	1,933,410
Los Angeles Unified School District GO, 5.00%, 7/1/18	3,845,000	3,929,552
Los Angeles Unified School District GO, 5.00%, 7/1/18	6,665,000	6,811,563

Los Angeles Unified School District GO, 5.00%, 7/1/21	3,000,000	3,355,230
Los Angeles Unified School District GO, 5.00%, 7/1/21	1,120,000	1,252,619
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,000,000	5,974,200
Los Angeles Unified School District GO, 5.00%, 7/1/24	5,140,000	5,723,955
Los Angeles Unified School District GO, 5.00%, 7/1/26	5,000,000	6,163,250
Los Angeles Unified School District GO, 5.00%, 7/1/26	3,555,000	4,225,828
Los Angeles Unified School District GO, 5.25%, 7/1/26	4,000,000	4,365,760
Los Angeles Unified School District GO, 5.00%, 7/1/27	1,050,000	1,244,576
Los Angeles Unified School District GO, 5.00%, 7/1/29	6,000,000	6,319,800
Los Angeles Unified School District GO, 5.00%, 7/1/30	1,155,000	1,358,130
Los Angeles Wastewater System Rev., 5.75%, 6/1/19, Prerefunded at 100% of Par(2)	1,325,000	1,407,150
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup, Inc.)	5,880,000	8,404,696
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup, Inc.)	1,000,000	1,429,370
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup, Inc.)	1,180,000	1,675,199
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup, Inc.)	1,425,000	2,023,015
Manhattan Beach Unified School District GO, Capital Appreciation, 0.00%, 9/1/29(1)	5,905,000	4,095,826
Menlo Park Community Development Agency Successor Agency Tax Allocation, 4.00%, 10/1/18	885,000	904,461
Menlo Park Community Development Agency Successor Agency Tax Allocation, 5.00%, 10/1/19	420,000	445,339
Menlo Park Community Development Agency Successor Agency Tax Allocation, 5.00%, 10/1/20	325,000	354,734
Metropolitan Water District of Southern California Rev., VRDN, 1.34%, 12/7/17, resets weekly off the MUNIPSA plus 0.38%	9,935,000	9,935,596
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	2,325,000	2,821,015
Milpitas Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	6,285,000	7,595,800
Modesto Irrigation District COP, 5.75%, 10/1/34	2,500,000	2,630,000
Mount San Antonio Community College District GO, 5.00%, 8/1/34	2,000,000	2,291,760
Municipal Improvement Corp. of Los Angeles Rev., 5.00%, 3/1/25	3,000,000	3,381,120
Municipal Improvement Corp. of Los Angeles Rev., 4.00%, 11/1/36	4,560,000	4,826,213
Murrieta Financing Authority Special Tax, 5.00%, 9/1/21	1,200,000	1,311,420
Natomas Unified School District GO, 5.00%, 9/1/26 (BAM)	1,785,000	2,076,151
New Haven Unified School District GO, 12.00%, 8/1/18 (AGM)	880,000	942,656
Newark Unified School District GO, 5.00%, 8/1/44	6,030,000	6,913,335
Newport Beach Rev., (Hoag Memorial Hospital/Newport Healthcare Obligated Group), 6.00%, 12/1/21, Prerefunded at 100% of Par(2)	2,000,000	2,331,380
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/27	1,295,000	1,520,200
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/28	1,500,000	1,757,010
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/30	1,750,000	2,038,697
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/31	1,000,000	1,163,700
Norman Y Mineta San Jose International Airport SJC Rev., 5.00%, 3/1/47	1,500,000	1,751,055
North Lake Tahoe Public Financing Authority Rev., 4.00%, 12/1/19	1,000,000	1,047,260
North Lake Tahoe Public Financing Authority Rev., 5.00%, 12/1/21	500,000	566,520
Northern California Power Agency Rev., 5.00%, 8/1/19	2,000,000	2,110,460
Northern California Power Agency Rev., 5.00%, 8/1/20	1,515,000	1,622,807
Northern California Power Agency Rev., 5.00%, 8/1/21	2,050,000	2,194,525
Northern California Power Agency Rev., 5.25%, 8/1/22	4,250,000	4,573,935
Northern California Power Agency Rev., 5.00%, 7/1/26	1,750,000	1,992,375
Northern California Power Agency Rev., 5.00%, 7/1/27	2,000,000	2,272,300
Northern California Transmission Agency Rev., 5.00%, 5/1/21	800,000	889,016
Northern California Transmission Agency Rev., 5.00%, 5/1/28	1,000,000	1,205,330
Northern California Transmission Agency Rev., 5.00%, 5/1/29	1,000,000	1,196,880
Northern California Transmission Agency Rev., 5.00%, 5/1/30	1,855,000	2,207,784

Oakland Alameda County Coliseum Authority Rev., 5.00%, 2/1/18	3,345,000	3,365,137
Oakland Alameda County Coliseum Authority Rev., 5.00%, 2/1/25	4,065,000	4,533,654
Oakland Sewer Rev., 5.00%, 6/15/26	1,200,000	1,416,948
Oakland State Building Authority Rev., 5.00%, 12/1/22	3,825,000	4,389,111
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/20	1,670,000	1,820,367
Oakland Unified School District/Alameda County GO, 6.625%, 8/1/21, Prerefunded at 100% of Par(2)	1,870,000	2,205,478
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/22	750,000	823,673
Oakland Unified School District/Alameda County GO, 5.50%, 8/1/22, Prerefunded at 100% of Par(2)	3,150,000	3,693,091
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/23	1,400,000	1,640,772
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/25	2,500,000	3,037,950
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/25	650,000	789,867
Oakland Unified School District/Alameda County GO, 5.00%, 8/1/31	2,755,000	3,340,024
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/20	295,000	308,402
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/21	285,000	301,533
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/22	300,000	318,612
Ontario Community Facilities District No. 24 Special Tax, 4.00%, 9/1/23	60,000	63,858
Orange County Community Facilities District Special Tax, 5.00%, 8/15/28	1,960,000	2,166,231
Orange County Community Facilities District Special Tax, 5.00%, 8/15/29	2,000,000	2,310,760
Orange County Community Facilities District Special Tax, 5.00%, 8/15/30	2,220,000	2,555,753
Orange County Community Facilities District Special Tax, 5.00%, 8/15/32	2,575,000	2,939,028
Orange County Community Facilities District Special Tax, 5.00%, 8/15/35	1,000,000	1,110,370
Oxnard Financing Authority Rev., 5.00%, 6/1/25 (AGM)	2,000,000	2,352,920
Oxnard Financing Authority Rev., 5.00%, 6/1/26 (AGM)	3,690,000	4,314,274
Oxnard Financing Authority Rev., 5.00%, 6/1/28 (AGM)	1,515,000	1,749,492
Oxnard Financing Authority Rev., 5.00%, 6/1/32 (AGM)	2,500,000	2,861,100
Oxnard Financing Authority Rev., 5.00%, 6/1/33 (AGM)	1,000,000	1,139,950
Oxnard School District GO, VRN, 3.00%, 8/1/20 (AGM)(3)	3,500,000	3,681,020
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/28 (BAM)	800,000	960,992
Palm Desert Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 10/1/30 (BAM)	350,000	413,742
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28 (NATL)	2,150,000	2,560,349
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (NATL)	2,075,000	2,453,189
Palmdale Community Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (NATL)	1,215,000	1,424,029
Palomar Health COP, 6.75%, 11/1/19, Prerefunded at 100% of Par(2)	500,000	549,190
Palomar Health COP, 5.25%, 11/1/21	620,000	661,503
Palomar Health COP, 6.00%, 11/1/41	1,870,000	2,009,390
Palomar Health GO, Capital Appreciation, 0.00%, 8/1/18 (NATL)(1)	3,615,000	3,576,573
Palomar Health GO, Capital Appreciation, 0.00%, 8/1/19 (AGC)(3)	3,330,000	4,088,041
Palomar Health Rev., 5.00%, 11/1/21	3,625,000	3,958,935
Palomar Health Rev., 5.00%, 11/1/24	2,375,000	2,702,679
Palomar Health Rev., 5.00%, 11/1/27	4,100,000	4,726,357
Palomar Health Rev., 5.00%, 11/1/29	4,585,000	5,224,011
Palomar Health Rev., 5.00%, 11/1/39	1,830,000	2,023,431
Palos Verdes Peninsula Unified School District GO, 0.00%, 8/1/33(1)	2,600,000	1,596,244
Peralta Community College District GO, 5.00%, 8/1/22	2,145,000	2,460,680
Pittsburg Successor Agency Redevelopment Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	3,000,000	3,521,190
Pomona Unified School District GO, 6.55%, 8/1/29 (NATL)	1,000,000	1,297,720
Pomona Unified School District GO, 6.15%, 8/1/30 (NATL)	855,000	1,016,193
Porterville Public Financing Authority Rev., 5.625%, 10/1/36	4,000,000	4,559,800
Poway Unified School District GO, Capital Appreciation, 0.00%, 8/1/41(1)	4,890,000	2,039,815

Poway Unified School District Rev., 7.875%, 9/15/19, Prerefunded at 100% of Par(2)	1,010,000	1,121,726
Poway Unified School District Public Financing Authority Special Tax, 5.00%, 9/1/31	1,655,000	1,892,741
Rancho Santa Fe Community Services District Special Tax, 5.125%, 9/1/21, Prerefunded at 100% of Par(2)	790,000	890,117
Rancho Santa Fe Community Services District Special Tax, 5.25%, 9/1/21, Prerefunded at 100% of Par(2)	1,300,000	1,470,625
Rancho Santa Fe Community Services District Special Tax, 5.375%, 9/1/21, Prerefunded at 100% of Par(2)	1,410,000	1,601,436
Redding Electric System Rev., 5.00%, 6/1/28	1,000,000	1,222,370
Redding Electric System Rev., 5.00%, 6/1/29	1,250,000	1,516,125
Redding Electric System Rev., 5.00%, 6/1/30	1,250,000	1,504,400
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/33	3,015,000	3,519,018
Regents of the University of California Medical Center Pooled Rev., 5.00%, 5/15/34	2,000,000	2,326,160
Richmond Wastewater Rev., VRDN, 0.91%, 12/7/17, resets weekly off the remarketing agent (LOC: Barclays Bank plc)	4,300,000	4,300,000
Rio Elementary School District Community Facilities District Special Tax, 5.00%, 9/1/24	700,000	799,988
Riverside County Redevelopment Successor Agency Tax Allocation, 6.50%, 10/1/20, Prerefunded at 100% of Par(2)	1,560,000	1,772,597
Riverside County Transportation Commission Rev., 5.25%, 6/1/39	1,335,000	1,542,299
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/28(1)	1,000,000	666,130
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/30(1)	1,000,000	604,530
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/31(1)	1,555,000	894,607
Riverside Electric Rev., VRDN, 0.91%, 12/6/17, resets weekly off the remarketing agent (LOC: Barclays Bank plc)	3,265,000	3,265,000
Riverside Sewer Rev., 5.00%, 8/1/25	1,630,000	1,967,866
Riverside Sewer Rev., 5.00%, 8/1/26	3,400,000	4,064,836
Riverside Water Rev., VRDN, 0.99%, 12/7/17, resets weekly off the MUNIPSA plus 0.63%	7,270,000	7,271,018
Romoland School District Special Tax, 4.00%, 9/1/21	1,035,000	1,100,381
Romoland School District Special Tax, 5.00%, 9/1/22	1,140,000	1,274,224
Roseville Special Tax, 5.00%, 9/1/25	750,000	871,448
Roseville Special Tax, 5.00%, 9/1/26	1,075,000	1,261,760
Roseville Special Tax, 5.00%, 9/1/28	1,025,000	1,194,187
Roseville Special Tax, 5.00%, 9/1/30	1,390,000	1,602,948
Roseville Special Tax, 5.00%, 9/1/31	1,000,000	1,143,280
Roseville Special Tax, 5.00%, 9/1/32	1,250,000	1,422,387
Roseville Special Tax, 5.00%, 9/1/34	1,050,000	1,180,851
Roseville Water Utility Rev., COP, 5.00%, 12/1/26	1,690,000	2,028,203
Roseville Water Utility Rev., COP, 5.00%, 12/1/27	2,250,000	2,689,357
Sacramento City Financing Authority Rev., 5.40%, 11/1/20 (Ambac)	1,355,000	1,442,154
Sacramento County Airport System Rev., 5.00%, 7/1/20	1,000,000	1,084,100
Sacramento County Airport System Rev., 5.00%, 7/1/23	1,000,000	1,083,840
Sacramento County Airport System Rev., 5.00%, 7/1/24	1,000,000	1,083,580
Sacramento County Airport System Rev., 5.625%, 7/1/29	1,000,000	1,024,220
Sacramento County Sanitation Districts Financing Authority Rev., 5.25%, 12/1/21 (NATL)	1,000,000	1,141,430
Sacramento County Sanitation Districts Financing Authority Rev., VRN, 1.41%, 12/1/17, resets quarterly off 67% of the 3-month LIBOR plus 0.53% (NATL)	4,000,000	3,609,400
Sacramento Municipal Utility District Rev., 4.00%, 7/1/18	6,000,000	6,096,960
Sacramento Municipal Utility District Rev., 5.25%, 7/1/24 (Ambac)	3,000,000	3,499,620
Sacramento Municipal Utility District Rev., 5.00%, 8/15/24	1,500,000	1,720,335
Sacramento Municipal Utility District Rev., 5.00%, 8/15/25	5,000,000	5,729,600
Sacramento Municipal Utility District Rev., 5.00%, 8/15/27	3,150,000	3,953,880
Sacramento Municipal Utility District Rev., 5.00%, 8/15/28	1,200,000	1,521,288
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 12/1/18	2,000,000	2,051,440
Sacramento Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/34 (BAM)	1,355,000	1,566,082
Sacramento Regional Transit District Rev., 5.00%, 3/1/18(2)	250,000	252,298
Salinas Union High School District GO, Capital Appreciation, 0.00%, 8/1/20(1)	5,000,000	4,746,900

San Bernardino Community College District GO, 5.50%, 8/1/18, Prerefunded at 100% of Par(2)	300,000	308,388
San Bernardino Community College District GO, 6.25%, 8/1/18, Prerefunded at 100% of Par(2)	8,000,000	8,262,880
San Bernardino Community College District GO, Capital Appreciation, 0.00%, 8/1/19(3)	17,240,000	19,799,795
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 3.00%, 12/1/18 (AGM)	1,725,000	1,755,515
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 4.00%, 12/1/19 (AGM)	2,665,000	2,786,684
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/20 (AGM)	2,915,000	3,195,336
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/22 (AGM)	2,310,000	2,650,679
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/24 (AGM)	2,310,000	2,740,191
San Bernardino Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/1/25 (AGM)	1,275,000	1,532,218
San Buenaventura Rev., (Community Memorial Health System), 8.00%, 12/1/26	2,000,000	2,416,260
San Buenaventura Rev., (Community Memorial Health System), 7.50%, 12/1/41	2,550,000	2,972,382
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/18	300,000	309,684
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/19	300,000	318,390
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/22	1,525,000	1,740,147
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/25	275,000	329,502
San Diego County Rev., (Sanford Burnham Prebys Medical Discovery Institute), 5.00%, 11/1/30	675,000	779,159
San Diego Association of Governments South Bay Expressway Rev., 5.00%, 7/1/27	1,050,000	1,303,596
San Diego Association of Governments South Bay Expressway Rev., 5.00%, 7/1/29	800,000	977,744
San Diego Association of Governments South Bay Expressway Rev., 5.00%, 7/1/34	2,500,000	2,972,950
San Diego Association of Governments South Bay Expressway Rev., 5.00%, 7/1/36	1,500,000	1,775,445
San Diego Community College District GO, 5.00%, 8/1/30	3,000,000	3,501,870
San Diego Convention Center Expansion Financing Authority Rev., 4.00%, 4/15/18	1,160,000	1,171,948
San Diego County Regional Airport Authority Rev., 4.00%, 7/1/19	400,000	415,824
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/19	1,290,000	1,360,834
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/21	2,000,000	2,169,260
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/31	1,000,000	1,208,850
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/32	850,000	1,024,318
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/33	1,000,000	1,200,380
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	700,000	837,641
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/34	750,000	815,460
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/35	1,000,000	1,192,900
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/43	1,000,000	1,140,500
San Diego County Regional Transportation Commission Rev., 5.00%, 4/1/21	5,940,000	6,607,656
San Diego County Water Authority Financing Corp. Rev., 5.00%, 5/1/25	5,250,000	6,373,710
San Diego County Water Authority Financing Corp. Rev., 5.00%, 5/1/26	2,390,000	2,888,697
San Diego County Water Authority Financing Corp. Rev., 5.00%, 5/1/27	3,485,000	4,180,257
San Diego Public Facilities Financing Authority Rev., 5.00%, 10/15/44	2,000,000	2,293,360
San Diego Public Facilities Financing Authority Sewer Rev., 5.00%, 5/15/19, Prerefunded at 100% of Par(2)	3,680,000	3,864,773
San Diego Public Facilities Financing Authority Sewer Rev., 5.25%, 5/15/20, Prerefunded at 100% of Par(2)	3,400,000	3,707,802
San Diego Public Facilities Financing Authority Sewer Rev., 5.00%, 5/15/28	10,000,000	12,259,900
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/18, Prerefunded at 100% of Par(2)	1,000,000	1,025,030
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/21	2,000,000	2,246,720
San Diego Public Facilities Financing Authority Water Rev., 5.00%, 8/1/24	2,000,000	2,292,420
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/22	1,000,000	1,146,260
San Diego Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	1,000,000	1,170,810
San Diego Unified Port District Rev., 5.00%, 9/1/23	250,000	290,925
San Diego Unified Port District Rev., 5.00%, 9/1/24	500,000	579,200
San Diego Unified Port District Rev., 5.00%, 9/1/26	750,000	866,603
San Diego Unified School District GO, 5.00%, 7/1/28	5,000,000	6,053,350

San Diego Unified School District GO, 5.00%, 7/1/31	1,500,000	1,834,710
San Diego Unified School District GO, 5.00%, 7/1/32	1,000,000	1,218,350
San Diego Unified School District GO, 5.00%, 7/1/33	2,075,000	2,518,199
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/32(1)(5)	2,000,000	1,194,960
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/33(1)(5)	2,000,000	1,135,480
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/36(1)	7,895,000	4,114,163
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/44(1)	2,880,000	1,081,440
San Diego Unified School District GO, Capital Appreciation, 0.00%, 7/1/49(1)	1,000,000	297,700
San Francisco Bay Area Rapid Transit District Rev., 5.00%, 7/1/28	1,500,000	1,811,310
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/18 (AGC)	2,000,000	2,031,500
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/19	1,500,000	1,571,790
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/3/21, Prerefunded at 100% of Par(2)	980,000	1,092,680
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/3/21, Prerefunded at 100% of Par(2)	1,210,000	1,349,126
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/22	1,000,000	1,138,660
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/23	1,500,000	1,747,125
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 4.00%, 5/1/24	1,625,000	1,771,624
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/26	1,250,000	1,426,175
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/29	5,060,000	5,582,293
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/40	2,150,000	2,293,018
San Francisco City & County Public Utilities Commission Wastewater Rev., 5.00%, 10/1/21	5,000,000	5,628,200
San Francisco City & County Redevelopment Agency Tax Allocation, 5.50%, 8/1/18(2)	485,000	498,401
San Francisco City & County Redevelopment Agency Tax Allocation, 6.00%, 8/1/19(2)	510,000	547,964
San Francisco City & County Redevelopment Agency Tax Allocation, 6.00%, 8/1/20(2)	515,000	575,307
San Francisco City & County Redevelopment Agency Tax Allocation, 6.625%, 2/1/21, Prerefunded at 100% of Par(2)	500,000	578,575
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/21	460,000	511,879
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/26	425,000	499,180
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/27	550,000	644,512
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/28	370,000	432,582
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/31	400,000	463,632
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/43	1,500,000	1,703,040
San Francisco City & County Redevelopment Agency Tax Allocation, 5.00%, 8/1/46 (AGM)	1,000,000	1,159,310
San Francisco Public Utilities Commission Water Rev., 5.00%, 5/1/20, Prerefunded at 100% of Par(2)	2,780,000	3,011,324
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/28	1,055,000	1,240,912
San Francisco Public Utilities Commission Water Rev., 5.00%, 11/1/35	1,415,000	1,628,071
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/34	11,000,000	12,497,650
San Joaquin Hills Transportation Corridor Agency Rev., 5.00%, 1/15/44	1,000,000	1,119,750
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	1,000,000	1,122,030
San Jose Unified School District GO, 5.00%, 8/1/18	2,100,000	2,152,983
San Jose Unified School District GO, 5.00%, 8/1/19	1,000,000	1,057,770
San Mateo Special Tax, 5.875%, 9/1/32	1,375,000	1,541,334
San Mateo Special Tax, 5.50%, 9/1/44	750,000	818,048
San Mateo County Transit District Rev., 5.25%, 6/1/18 (NATL)(2)	2,680,000	2,733,037
San Mateo Joint Powers Financing Authority Rev., 5.00%, 6/15/18	1,000,000	1,020,460
Santa Clara Electric Rev., 5.00%, 7/1/30	1,500,000	1,665,450
Santa Clara Valley Transportation Authority Rev., 5.00%, 4/1/20	4,000,000	4,320,560
Santa Cruz County Redevelopment Agency Tax Allocation, 5.00%, 9/1/35 (AGM)	1,500,000	1,721,445
Santa Monica Redevelopment Agency Tax Allocation, 5.00%, 7/1/42	1,000,000	1,095,380
Santa Monica Redevelopment Agency Tax Allocation, 5.875%, 7/1/42	1,000,000	1,138,970

Santa Rosa Wastewater , Capital Appreciation, 0.00%, 9/1/24 (Ambac)(1)	9,000,000	7,683,300
Simi Valley Unified School District GO, 5.00%, 8/1/26	1,990,000	2,451,740
Simi Valley Unified School District GO, 5.00%, 8/1/27	1,500,000	1,871,010
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/23 (NATL)	1,000,000	1,130,090
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/25 (NATL)	1,390,000	1,660,424
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/29 (NATL)	1,100,000	1,299,078
Sonoma Community Development Agency Successor Agency Tax Allocation, 5.00%, 6/1/33 (NATL)	1,325,000	1,539,597
South Orange County Public Financing Authority Rev., 4.50%, 6/1/18	2,700,000	2,742,876
South Placer Wastewater Authority Rev., 5.00%, 11/1/36	8,475,000	10,062,198
South Placer Wastewater Authority Rev., 5.00%, 11/1/37	9,615,000	11,397,429
Southern California Public Power Authority Rev., 5.00%, 7/1/18	1,880,000	1,921,134
Southern California Public Power Authority Rev., 5.00%, 7/1/18	2,000,000	2,043,760
Southern California Public Power Authority Rev., 6.00%, 7/1/18, Prerefunded at 100% of Par(2)	2,000,000	2,055,300
Southern California Public Power Authority Rev., 5.00%, 7/1/20	4,000,000	4,354,400
Southern California Public Power Authority Rev., 5.00%, 7/1/21	2,780,000	3,112,266
Southern California Public Power Authority Rev., 5.00%, 7/1/22	2,875,000	2,937,387
Southern California Water Replenishment District Rev., 5.00%, 8/1/21	1,000,000	1,120,320
State Center Community College District GO, 4.00%, 8/1/33	1,000,000	1,091,170
State Center Community College District GO, 4.00%, 8/1/35	1,000,000	1,078,930
State of California GO, 5.00%, 3/1/18, Prerefunded at 100% of Par(2)	1,690,000	1,705,328
State of California GO, 5.00%, 7/1/18(2)	1,565,000	1,599,320
State of California GO, 5.00%, 7/1/19(2)	4,505,000	4,753,811
State of California GO, 5.00%, 9/1/19	7,645,000	8,096,284
State of California GO, 5.25%, 10/1/20	5,000,000	5,327,800
State of California GO, 5.00%, 3/1/23	10,000,000	11,577,300
State of California GO, 5.50%, 4/1/24	4,600,000	4,840,396
State of California GO, 5.00%, 8/1/26	3,250,000	3,972,345
State of California GO, 5.00%, 8/1/26	4,800,000	5,783,616
State of California GO, 5.00%, 12/1/26	1,045,000	1,227,635
State of California GO, 5.00%, 2/1/27	10,000,000	11,505,500
State of California GO, 5.00%, 2/1/28	6,795,000	7,810,785
State of California GO, 5.00%, 3/1/28	8,000,000	9,527,120
State of California GO, 5.75%, 4/1/28	5,000,000	5,274,900
State of California GO, 5.00%, 11/1/29	2,625,000	3,063,322
State of California GO, 5.75%, 4/1/31	5,000,000	5,287,150
State of California GO, 5.00%, 9/1/31	10,000,000	12,004,000
State of California GO, 5.00%, 11/1/31	10,000,000	12,133,000
State of California GO, 6.50%, 4/1/33	7,500,000	8,005,350
State of California GO, 6.00%, 4/1/38	3,000,000	3,175,560
State of California GO, 5.50%, 3/1/40	3,000,000	3,248,220
State of California GO, VRDN, 1.57%, 12/1/17, resets monthly off 70% of the 1-month LIBOR plus 0.70%	1,700,000	1,710,693
State of California GO, VRDN, 1.63%, 12/1/17, resets monthly off 70% of the 1-month LIBOR plus 0.76%	4,000,000	4,040,360
State of California GO, VRDN, 4.00%, 12/1/21, resets off the remarketing agent	4,000,000	4,300,720
State of California GO, VRN, 1.87%, 12/7/17, resets weekly off the MUNIPSA plus 0.90%	4,000,000	4,000,640
State of California GO, VRN, 1.97%, 12/7/17, resets weekly off the MUNIPSA plus 1.00%	1,600,000	1,608,800
State of California GO, VRN, 2.12%, 12/7/17, resets weekly off the MUNIPSA plus 1.15%	1,920,000	1,948,224
State of California Department of Water Resources Rev., 5.00%, 12/1/19, Prerefunded at 100% of Par(2)	905,000	967,843
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/18, Prerefunded at 100% of Par(2)	1,800,000	1,828,206
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/18	4,000,000	4,062,520

State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/18, Prerefunded at 100% of Par(2)	1,430,000	1,452,408
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/19	5,000,000	5,246,500
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/20	14,215,000	15,387,311
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/20, Prerefunded at 100% of Par(2)	1,860,000	2,012,464
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/21	10,000,000	11,133,900
State of California Department of Water Resources Power Supply Rev., 5.00%, 5/1/21	1,140,000	1,233,731
Stockton Public Financing Authority Rev., 5.00%, 9/1/22 (BAM)	1,410,000	1,615,536
Stockton Public Financing Authority Rev., 5.00%, 9/1/23 (BAM)	1,435,000	1,677,558
Stockton Public Financing Authority Rev., 5.00%, 9/1/24 (BAM)	1,090,000	1,299,029
Stockton Public Financing Authority Rev., 5.00%, 9/1/25 (BAM)	2,255,000	2,660,900
Stockton Public Financing Authority Rev., 5.00%, 9/1/26 (BAM)	1,495,000	1,754,876
Stockton Public Financing Authority Rev., 5.00%, 9/1/27 (BAM)	1,000,000	1,165,650
Stockton Public Financing Authority Rev., 6.25%, 10/1/38	1,500,000	1,813,035
Stockton Public Financing Authority Rev., 6.25%, 10/1/40	750,000	901,095
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/20 (BAM)	575,000	610,460
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/21 (BAM)	450,000	486,365
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/22 (BAM)	940,000	1,030,475
Stockton Public Financing Authority Special Tax, 4.00%, 9/2/23 (BAM)	655,000	726,867
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/29 (AGM)	1,500,000	1,760,595
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/30 (AGM)	1,800,000	2,102,058
Stockton Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/31 (AGM)	1,825,000	2,126,636
Stockton Unified School District GO, 5.00%, 8/1/27 (AGM)	530,000	619,999
Stockton Unified School District GO, 5.00%, 8/1/28 (AGM)	255,000	296,588
Stockton Unified School District GO, 5.00%, 8/1/30	11,165,000	13,051,438
Stockton Unified School District GO, 5.00%, 8/1/42 (AGM)	1,295,000	1,456,033
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/28(5)	500,000	597,795
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/29(5)	1,155,000	1,372,013
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/31(5)	765,000	897,812
Temecula Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 12/15/32(5)	750,000	879,503
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/18 (BAM)	325,000	333,034
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/19 (BAM)	265,000	278,579
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/20 (BAM)	400,000	435,316
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/21 (BAM)	515,000	575,353
Temecula Valley Unified School District Financing Authority Special Tax, 5.00%, 9/1/22 (BAM)	275,000	313,874
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/37	2,250,000	2,255,535
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.125%, 6/1/46	1,000,000	1,001,460
Tuolumne Wind Project Authority Rev., 5.625%, 1/1/19, Prerefunded at 100% of Par(2)	2,200,000	2,296,866
Tustin Community Facilities District Special Tax, 5.00%, 9/1/22	480,000	544,584
Tustin Community Facilities District Special Tax, 5.00%, 9/1/23	725,000	836,447
Tustin Community Facilities District Special Tax, 5.00%, 9/1/28	1,000,000	1,153,630
Tustin Community Facilities District Special Tax, 5.00%, 9/1/30	1,000,000	1,148,380
Tustin Unified School District Special Tax, 6.00%, 9/1/20, Prerefunded at 100% of Par(2)	2,000,000	2,235,080
University of California Rev., 5.00%, 5/15/18, Prerefunded at 101% of Par(2)	760,000	780,429
University of California Rev., 5.25%, 5/15/19, Prerefunded at 100% of Par(2)	2,210,000	2,327,218
University of California Rev., 5.25%, 5/15/19, Prerefunded at 100% of Par(2)	4,285,000	4,515,404
University of California Rev., 5.25%, 5/15/19, Prerefunded at 100% of Par(2)	1,255,000	1,321,565
University of California Rev., 5.00%, 5/15/20	1,405,000	1,443,413
University of California Rev., 5.00%, 5/15/25	8,250,000	9,623,212

University of California Rev., 5.00%, 5/15/26	6,150,000	6,984,616
University of California Rev., 5.00%, 5/15/26	11,300,000	13,669,384
University of California Rev., 4.00%, 5/15/33	4,005,000	4,306,456
University of California Rev., 5.00%, 5/15/42	1,640,000	1,820,285
University of California Rev., VRDN, 0.96%, 12/7/17, resets weekly off the remarketing agent	2,400,000	2,400,000
University of California Rev., VRDN, 1.40%, 5/15/21, resets off the remarketing agent	1,650,000	1,626,405
University of California Rev., VRDN, 5.00%, 5/15/23, resets off the remarketing agent	9,935,000	11,616,797
Upper Santa Clara Valley Joint Powers Authority Rev., 4.00%, 8/1/18	600,000	611,178
Upper Santa Clara Valley Joint Powers Authority Rev., 4.00%, 8/1/19	600,000	624,870
Washington Township Health Care District Rev., 5.00%, 7/1/29	600,000	688,986
Washington Township Health Care District Rev., 3.50%, 7/1/30	760,000	757,690
Washington Township Health Care District Rev., 5.00%, 7/1/30	1,200,000	1,370,520
Washington Township Health Care District Rev., 3.75%, 7/1/31	400,000	405,140
Washington Township Health Care District Rev., 4.00%, 7/1/32	135,000	139,338
Washington Township Health Care District Rev., 4.00%, 7/1/34	840,000	848,644
Washington Township Health Care District Rev., 5.00%, 7/1/35	990,000	1,109,909
Washington Township Health Care District Rev., 4.00%, 7/1/36	200,000	201,262
Washington Township Health Care District Rev., 4.00%, 7/1/37	200,000	200,944
Washington Township Health Care District Rev., 4.00%, 7/1/37	1,000,000	1,004,720
Washington Township Health Care District Rev., 5.00%, 7/1/42	1,000,000	1,110,800
West Contra Costa Unified School District GO, 5.00%, 8/1/30	2,000,000	2,353,160
West Contra Costa Unified School District GO, 5.00%, 8/1/33	3,000,000	3,493,290
West Contra Costa Unified School District GO, 5.00%, 8/1/34	1,200,000	1,392,504
West Contra Costa Unified School District GO, 5.00%, 8/1/35	1,500,000	1,734,630
West Contra Costa Unified School District GO, 0.00%, 8/1/32 (AGC)(1)	2,000,000	1,241,420
West Sacramento Financing Authority Special Tax, 5.00%, 9/1/18 (XLCA)	1,490,000	1,528,293
West Sacramento Financing Authority Special Tax, 5.00%, 9/1/19 (XLCA)	995,000	1,047,566
West Sacramento Financing Authority Special Tax, 5.00%, 9/1/20 (XLCA)	1,195,000	1,284,506
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/24	1,690,000	1,973,396
Western Riverside Water & Wastewater Financing Authority Rev., 5.00%, 9/1/25	1,170,000	1,380,085
Yosemite Community College District GO, Capital Appreciation, 0.00%, 8/1/38(1)	9,000,000	4,280,400
		1,913,603,509
Guam — 0.4%
Guam Government GO, 6.00%, 11/15/19	435,000	455,937
Guam Government Power Authority Rev., 5.00%, 10/1/19 (AGM)	1,000,000	1,053,660
Guam Government Power Authority Rev., 5.50%, 10/1/40	2,150,000	2,271,045
Guam Government Waterworks Authority Rev., 5.00%, 7/1/21(5)	300,000	327,102
Guam Government Waterworks Authority Rev., 5.00%, 7/1/22(5)	325,000	360,880
Guam Government Waterworks Authority Rev., 5.00%, 7/1/23(5)	500,000	562,880
Guam Government Waterworks Authority Rev., 5.00%, 7/1/24(5)	350,000	398,324
Guam Government Waterworks Authority Rev., 5.00%, 7/1/25(5)	350,000	401,611
Guam Government Waterworks Authority Rev., 5.00%, 7/1/26(5)	500,000	576,605
Guam Government Waterworks Authority Rev., 5.00%, 7/1/27(5)	900,000	1,042,884
		7,450,928
TOTAL INVESTMENT SECURITIES — 99.7% (Cost $1,838,924,061)		1,921,054,437
OTHER ASSETS AND LIABILITIES — 0.3%		6,628,527
TOTAL NET ASSETS — 100.0%		$1,927,682,964

NOTES TO SCHEDULE OF INVESTMENTS
AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal Corporation
BAM	-	Build America Mutual Assurance Company
COP	-	Certificates of Participation
GA	-	Guaranty Agreement
GO	-	General Obligation
LIBOR	-	London Interbank Offered Rate
LOC	-	Letter of Credit
MUNIPSA	-	SFIMA Municipal Swap Index
NATL	-	National Public Finance Guarantee Corporation
resets	-	The frequency with which a security's coupon changes, based on current market conditions or underlying index.
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
XLCA	-	XL Capital Ltd.

(1)	Security is a zero-coupon bond. Zero-coupon securities are issued at a substantial discount from their value at maturity.

(2)	Escrowed to maturity in U.S. government securities or state and local government securities.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(4)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $27,370,001, which represented 1.4% of total net assets.

(5)	When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
California Tax-Free Money Market Fund
November 30, 2017

California Tax-Free Money Market - Schedule of Investments
NOVEMBER 30, 2017 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 99.3%
California — 99.3%
California Enterprise Development Authority Rev., (Community Hospice, Inc.), VRDN, 1.02%, 12/7/17, resets weekly off the remarketing agent (LOC: Bank of Stockton and FHLB)	3,145,000	3,145,000
California Enterprise Development Authority Rev., (Humane Society Silicon Valley), VRDN, 1.02%, 12/7/17, resets weekly off the remarketing agent (LOC: First Republic Bank and FHLB)	5,855,000	5,855,000
California Housing Finance Agency Rev., VRDN, 0.95%, 12/6/17, resets weekly off the remarketing agent (LOC: Citibank N.A.)	8,075,000	8,075,000
California Infrastructure & Economic Development Bank Rev., (Bay Institute Aquarium Foundation), VRDN, 1.01%, 12/7/17, resets weekly off the remarketing agent (LOC: Union Bank N.A. and FHLB)	2,335,000	2,335,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 1.03%, 12/7/17, resets weekly off the remarketing agent (LOC: Rabobank N.A. and Rabobank Nederland)	4,565,000	4,565,000
California Infrastructure & Economic Development Bank Rev., (Columbia College), VRDN, 1.03%, 12/7/17, resets weekly off the remarketing agent (LOC: Rabobank N.A. and Rabobank Cooperatieve)	2,035,000	2,035,000
California Infrastructure & Economic Development Bank Rev., (Kennfoods USA LLC), VRDN, 1.08%, 12/7/17, resets weekly off the remarketing agent (LOC: Bank of the West)	880,000	880,000
California Infrastructure & Economic Development Bank Rev., VRDN, 1.02%, 12/7/17, resets weekly off the remarketing agent (LOC: Union Bank N.A.)	2,030,000	2,030,000
California Municipal Finance Authority Rev., (Central Coast YMCA), VRDN, 1.02%, 12/7/17, resets weekly off the remarketing agent (LOC: Pacific Capital Bank N.A. and FHLB)	4,320,000	4,320,000
California Municipal Finance Authority Rev., (High Desert Partnership In Academic Excellence Foundation, Inc.), VRDN, 1.02%, 12/7/17, resets weekly off the remarketing agent (LOC: Union Bank N.A.)	1,955,000	1,955,000
California Pollution Control Financing Authority Rev., (Recology, Inc.), VRDN, 0.96%, 12/7/17, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	1,300,000	1,300,000
California Statewide Communities Development Authority COP, VRDN, 0.99%, 12/6/17, resets weekly off the remarketing agent (LOC: MUFG Union Bank)	395,000	395,000
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 0.94%, 12/6/17, resets weekly off the remarketing agent	700,000	700,000
California Statewide Communities Development Authority Rev., (Kaiser Credit Group), VRDN, 0.95%, 12/6/17, resets weekly off the remarketing agent	4,400,000	4,400,000
City & County of San Francisco, 0.94%, 12/7/17 (LOC: Wells Fargo Bank N.A.)	5,000,000	5,000,000
Fresno Rev., (Wasatch Pool Holdings LLC), VRDN, 0.95%, 12/7/17, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	3,300,000	3,300,000
Irvine Special Assessment, VRDN, 0.89%, 12/1/17, resets daily off the remarketing agent (LOC: State Street Bank & Trust Co.)	600,000	600,000
Irvine Ranch Water District Special Assessment, VRN, 1.06%, 12/7/17, resets weekly off the remarketing agent	2,815,000	2,815,000
Irvine Ranch Water District Special Assessment, VRN, 1.07%, 12/7/17, resets weekly off the remarketing agent	4,850,000	4,850,000
Los Angeles Rev., 1.20%, 6/28/18	1,000,000	1,023,083
Los Angeles Community Redevelopment Agency Rev., (Forest City Southpark Two, Inc.), VRDN, 0.97%, 12/6/17, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	8,000,000	8,000,000
Los Angeles County Metropolitan Transportation Authority, 0.94%, 12/7/17 (LOC: CITIBANK N.A.)	5,000,000	5,000,000
Martinez Rev., (Muirwood Square Investors LP), VRDN, 1.01%, 12/6/17, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	4,600,000	4,600,000
Metropolitan Water District of Southern California Rev., VRN, 1.02%, 12/7/17, resets weekly off the remarketing agent	5,000,000	5,000,000
Metropolitan Water District of Southern California Rev., VRN, 1.02%, 12/7/17, resets weekly off the remarketing agent	2,000,000	2,000,000
Mission Viejo Community Development Financing Authority Rev., VRDN, 0.96%, 12/6/17, resets weekly off the remarketing agent (LOC: MUFG Union Bank N.A.)	3,300,000	3,300,000
Municipal Improvement Corp. Lease, 0.94%, 12/13/17 (LOC: U.S. Bank N.A.)	2,000,000	2,000,000
Reedley COP, (Mennonite Brethren Homes, Inc.), VRDN, 1.02%, 12/7/17, resets weekly off the remarketing agent (LOC: Bank of the Sierra and FHLB)	5,940,000	5,940,000
Riverside County COP, VRDN, 0.96%, 12/7/17, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	2,575,000	2,575,000
Riverside County Rev., 1.31%, 10/25/18	2,500,000	2,545,726

Sacramento County Sanitation Districts Financing Authority Rev., VRDN, 1.00%, 12/7/17, resets weekly off the remarketing agent (FGIC)(LOC: Societe Generale)(1)	1,325,000	1,325,000
San Bernardino County Rev., (WLP Parkview Place Apartments LLC), VRDN, 0.96%, 12/7/17, resets weekly off the remarketing agent (LOC: FNMA)(LIQ FAC: FNMA)	5,100,000	5,100,000
San Bernardino County Flood Control District Rev., VRDN, 1.01%, 12/7/17, resets weekly off the remarketing agent (LOC: Bank of America N.A.)	3,000,000	3,000,000
San Diego County Water Authority Financing Corp, 0.93%, 12/12/17	5,000,000	5,000,000
San Diego Public Facilities Financing Authority Water Rev., 0.83%, 12/5/17 (LOC: Bank of America N.A.)	2,000,000	2,000,000
San Francisco City & County Public Utilities Commission, 0.96%, 12/6/17 (LOC: Bank of America N.A.)	2,000,000	2,000,000
Santa Clara County Housing Authority Rev., (SR Fountains LP), VRDN, 1.03%, 12/7/17, resets weekly off the remarketing agent (LOC: Citibank N.A.)	690,000	690,000
Tender Option Bond Trust Receipts/Certificates GO, VRDN, 1.09%, 12/7/17, resets weekly off the remarketing agent (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,000,000	3,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.01%, 12/7/17, resets weekly off the remarketing agent (LIQ FAC: Bank of America N.A.)(1)	5,000,000	5,000,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.09%, 12/7/17, resets weekly off the remarketing agent (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	3,750,000	3,750,000
Tender Option Bond Trust Receipts/Certificates Rev., VRDN, 1.12%, 12/7/17, resets weekly off the remarketing agent (LIQ FAC: JPMorgan Chase Bank N.A.)(1)	5,000,000	5,000,000
Town of Apple Valley COP, VRDN, 1.02%, 12/7/17, resets weekly off the remarketing agent (LOC: Union Bank N.A.)	760,000	760,000
Town of Hillsborough COP, VRDN, 1.04%, 12/7/17, resets weekly off the remarketing agent (SBBPA: Bank of the West)	7,215,000	7,215,000
Town of Hillsborough COP, VRDN, 1.04%, 12/7/17, resets weekly off the remarketing agent (SBBPA: Bank of the West)	500,000	500,000
Victorville Joint Powers Finance Authority Rev., VRDN, 1.47%, 12/7/17, resets weekly off the remarketing agent (LOC: BNP Paribas)	13,715,000	13,715,000
Yolo County Rev., (Beckett Hall, Inc.), VRDN, 1.05%, 12/7/17, resets weekly off the remarketing agent (LOC: Bank of the West)	6,740,000	6,740,000
TOTAL INVESTMENT SECURITIES — 99.3%		165,333,809
OTHER ASSETS AND LIABILITIES — 0.7%		1,122,443
TOTAL NET ASSETS — 100.0%		$166,456,252

NOTES TO SCHEDULE OF INVESTMENTS
COP	-	Certificates of Participation
FGIC	-	Financial Guaranty Insurance Company
FHLB	-	Federal Home Loan Bank
FNMA	-	Federal National Mortgage Association
GO	-	General Obligation
LIQ FAC	-	Liquidity Facilities
LOC	-	Letter of Credit
SBBPA	-	Standby Bond Purchase Agreement
VRDN	-	Variable Rate Demand Note. Interest reset date is indicated. Rate shown is effective at the period end.
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $18,075,000, which represented 10.9% of total net assets.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. Investments are generally valued at amortized cost, which approximates fair value. If the fund determines that the amortized cost does not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments. There were no significant transfers between levels during the period.

As of period end, the fund’s investment securities were classified as Level 2. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century California Tax-Free and Municipal Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	January 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	January 25, 2018

By:	/s/ C. Jean Wade
	Name:	C. Jean Wade
	Title:	Vice President, Treasurer, and
Chief Financial Officer
(principal financial officer)

Date:	January 25, 2018